FIRST
INVESTORS
LIFE
SERIES
FUND

Blue Chip Fund
Cash Management Fund
Discovery Fund
Government Fund
Growth Fund
High Yield Fund
International Securities Fund
Investment Grade Fund
Target Maturity 2007 Fund
Target Maturity 2010 Fund
Utilities Income Fund


SEMI-
ANNUAL
REPORT


JUNE 30, 1997

Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following appears in a box to the left of the above language:

First Investors Logo (as described above)

NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call Policyholder Services at...

(800) 832-7783

The following appears in a box within the above box:

Our business is...putting investors first

The following appears on the bottom lefthand side:

FIFE310



Chief Investment Officer's Letter
FIRST INVESTORS LIFE SERIES FUND

Dear Investor:

We are pleased to present the semi-annual report for the First Investors Life Series Fund for the six months ended June 30, 1997. The Fund offers eleven separate investment series, each of which has a different investment objective.

The first half of 1997 ended with an ideal economy: sustained, moderate growth with little inflation. Early in the year it appeared that the economy might be growing too fast as gross domestic product expanded at a 4.9% annual rate during the first quarter. Concerned by the economy's strength, the Federal Reserve raised short-term interest rates in March for the first time in over two years as an "insurance policy" in case faster growth led to higher inflation. The Federal Reserve's action subsequently appeared to be unnecessary as the economy slowed down significantly in the second quarter and consumer price inflation in fact decelerated to an annual rate of less than 2.5%.

Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth and low inflation ultimately provided a positive environment for investors. The markets were also buoyed by an agreement between the President and Congress to eliminate the Federal budget deficit over the next five years. Lastly, the markets benefited from substantial demand for both stocks and bonds throughout the first half of 1997.

Money market rates remained relatively stable during the first six months of 1997. Rates rose in March following the Federal Reserve's decision to increase the benchmark Federal funds rate. But, with assets in taxable money market funds rising by 8%, demand for short-term paper forced rates back down.

The bond market moved in a broad range during the first half of the year with U.S. Treasury bond yields ending the period slightly higher. Within the bond market, corporate high yield bonds generally provided the highest total returns, followed in order by mortgage-backed bonds, investment grade corporate bonds and Treasury securities. In the corporate bond market, both investment grade and high yield bonds benefited from investor demand for additional yield as well as the continued economic expansion which has improved the financial strength of U.S. companies. The mortgage-backed bond market benefited from both investor demand for higher yields and low prepayment risk.

The U.S. stock market rose to record levels during the first half of 1997. As the main beneficiaries of the continued solid performance of the economy, U.S. companies posted sound earnings and profit growth. In particular, large capitalization companies with consistent earnings such as Coca-Cola and General Electric led the market higher with the S & P 500 rising 20.5%. Small capitalization stocks fell sharply during March and April and were slow to recover during the second quarter. Nonetheless, the Russell 2000 Index--a measure of small-capitalization stock performance--ended the first half of the year with a 9.3% gain. Utility stocks in general lagged the market. In particular, nuclear reactor problems and ongoing investor concern with respect to deregulation and competition negatively affected electric company stocks.

World stock markets provided investors with attractive returns. As in the United States, growth in most major economies, and many smaller ones, accelerated while inflation remained subdued. In particular, European markets in the aggregate provided returns in excess of 14% while the Japanese stock market and currency rebounded during the second quarter for a six month gain of 8.5% in dollar terms.

For the six months ended June 30, 1997, the Funds had the following returns on a net asset value basis: Life Blue Chip 16.7%, Life Cash Management 2.5%, Life Discovery 8.3%, Life Government 3.4%, Life Growth 17.7%, Life High Yield 4.9%, Life International Securities 12.0%, Life Investment Grade 2.9%, Life Target Maturity 2007 1.7%, Life Target Maturity 2010 1.1% and Life Utilities Income 5.3%. The investment performance data set forth in this report relates to the Funds, which are only available through the purchase of certain variable life insurance policy and variable annuity contract separate accounts. This data does not reflect the additional expenses and charges to which a variable life insurance policyowner or variable annuity contractowner would be subject. In addition, charges will differ among variable life insurance policyowners because of age, gender and risk classification at time of policy issue. Not all Fund subaccounts are available in each separate account.

While we believe the economic fundamentals supporting continued solid performance of the stock market remain in place, investors in equity securities should be aware of the risks. The current bull market is in its seventh year and valuations, as determined by price to earnings multiples, are at historic highs. Substantive indications of a slowdown in the growth of profits could lead to a reduction in market values. Another cause for concern is that the Federal Reserve might raise interest rates to combat perceived inflationary pressures. Higher interest rates could hurt corporate profits, reduce valuations, and increase the attractiveness of alternative investments. In addition, the possibility of an external, unanticipated event which causes a market downturn is always a risk. Additional risks particular to small cap stocks are liquidity and the lack of market makers which can make it more difficult to build or exit a position. Finally, investments in foreign markets involve currency risks as well as country specific political and economic risks.

Investors who buy bond funds--whether for income or total return--should be aware that the value of their investment fluctuates as interest rates change. For example, a 1% increase in yield on a ten-year Treasury bond results in roughly a 7% decrease in that bond's price. Zero coupon bonds are even more sensitive to interest rate changes because they do not provide investors with coupon payments. In addition, the value of a fund can fluctuate based on changes in the credit quality of the bonds which it holds. In particular, high yield funds invest in lower-rated debt obligations which are more sensitive than higher-rated investments to adverse economic changes or individual corporate developments, and thus can be subject to a higher incidence of default. Investors should be aware of these risks and recognize that successful investing generally requires a long term commitment to the market.

The outlook for the financial markets continues to be positive. The economy is growing moderately, inflation is subdued and the Federal Reserve is unlikely to tolerate unsustainably fast economic growth. Demand for financial assets is likely to remain strong here and overseas. While sizable recent returns in some markets are not likely to continue, the factors which might cause a sustained downturn are not readily apparent. Despite this optimistic outlook, investors should keep in mind that a diversified portfolio provides the best insurance against unexpected changes in the financial markets.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/CLARK D. WAGNER
Clark D. Wagner
Chief Investment Officer

July 28, 1997




Portfolio of Investments
FIRST INVESTORS LIFE BLUE CHIP FUND
June 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
Shares          Security                                                                      Value     Net Assets
-------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS--93.1%
                Basic Materials--5.5%
       6,600    Aluminum Company of America                                                $497,475            $38
      35,400    Du Pont (E.I.) de Nemours & Company                                       2,225,775            172
       4,600   *FMC Corporation                                                             365,413             28
       9,300    Freeport-McMoRan Copper & Gold, Inc.--Class "B"                             289,463             22
      12,600    International Paper Company                                                 611,888             47
      14,000    James River Corporation of Virginia                                         518,000             40
      21,000    Monsanto Company                                                            904,313             70
      14,400    Morton International, Inc.                                                  434,700             34
       4,000    Pioneer Hi-Bred International, Inc.                                         320,000             25
       9,600    Sigma-Aldrich Corporation                                                   336,600             26
      12,300    Weyerhauser Company                                                         639,600             49
-------------------------------------------------------------------------------------------------------------------
                                                                                          7,143,227            551
-------------------------------------------------------------------------------------------------------------------
                Capital Goods--11.6%
      10,600    AlliedSignal, Inc.                                                          890,400             69
      15,300    Avery Dennison Corporation                                                  613,913             47
      12,000    Boeing Company                                                              636,750             49
      15,500    Corning, Inc.                                                               862,188             67
      11,300    Emerson Electric Company                                                    622,206             48
       5,600    Fluor Corporation                                                           309,050             24
       6,500    Foster Wheeler Corporation                                                  263,250             20
      56,400    General Electric Company                                                  3,687,150            284
      20,100    Ingersoll-Rand Company                                                    1,241,175             96
       7,600    Lockheed Martin Corporation                                                 787,075             61
      38,400   *Philip Services Corporation                                                 609,600             47
      14,000    Tenneco, Inc.                                                               632,625             49
      15,200    Textron, Inc.                                                             1,008,900             78
       9,600    Thomas & Betts Corporation                                                  504,600             39
      10,350    Tyco International, Ltd.                                                    719,972             56
      11,400    United Technologies Corporation                                             946,200             73
      17,900   *USA Waste Services, Inc.                                                    691,387             53
-------------------------------------------------------------------------------------------------------------------
                                                                                         15,026,441          1,160
-------------------------------------------------------------------------------------------------------------------
                Communication Services--4.3%
       9,400   *AirTouch Communications, Inc.                                               257,325             20
      27,000    AT&T Corporation                                                            946,688             73
      12,600    Bell Atlantic Corporation                                                   956,025             74
      18,500    BellSouth Corporation                                                       857,938             66
      25,100    GTE Corporation                                                           1,101,263             85
      10,300    MCI Communications Corporation                                              394,297             30
      13,100    SBC Communications, Inc.                                                    810,563             63
       5,300    Sprint Corporation                                                          278,913             22
-------------------------------------------------------------------------------------------------------------------
                                                                                          5,603,012            433
-------------------------------------------------------------------------------------------------------------------
                Consumer Cyclicals--8.4%
      10,100    Adidas AG (ADR) (Note 4)                                                    559,329             43
      13,100   *Costco Companies, Inc.                                                      430,663             33
      26,500   *CUC International, Inc.                                                     684,030             53
      25,300   *Federated Department Stores, Inc.                                           879,175             68
       5,300    Goodyear Tire & Rubber Company                                              335,555             26
      20,850    Hasbro, Inc.                                                                591,619             46
      20,800    Hilton Hotels Corporation                                                   552,500             43
      12,500    Home Depot, Inc.                                                            861,719             67
      26,800   *Lear Corporation                                                          1,189,250             92
       7,750    Masco Corporation                                                           323,563             25
       6,000    McGraw-Hill Companies, Inc.                                                 352,875             27
      17,900    Ogden Corporation                                                           389,325             30
      34,800   *PETsMART, Inc.                                                              400,200             31
      17,600   *Staples, Inc.                                                               409,200             32
      25,300    Tribune Company                                                           1,215,980             94
      11,800    Unifi, Inc.                                                                 441,025             34
      38,000    Wal-Mart Stores, Inc.                                                     1,284,875             98
-------------------------------------------------------------------------------------------------------------------
                                                                                         10,900,883            842
-------------------------------------------------------------------------------------------------------------------
                Consumer Staples--12.6%
      27,300    Anheuser-Busch Companies, Inc.                                            1,144,894             88
       5,600    Clorox Company                                                              739,200             57
      25,000    Coca-Cola Company                                                         1,687,500            130
      14,300    ConAgra, Inc.                                                               916,988             71
      10,000    CPC International, Inc.                                                     923,125             71
      16,500    Gillette Company                                                          1,563,375            121
      39,000   *Host Marriott Corporation                                                   694,688             54
      13,600    Kimberly-Clark Corporation                                                  676,600             52
      51,000    PepsiCo, Inc.                                                             1,915,688            149
       8,400    Philip Morris Companies, Inc.                                               372,750             29
      11,800    Procter & Gamble Company                                                  1,666,750            129
       8,500    Rite Aid Corporation                                                        423,938             33
       9,690   *Safeway, Inc.                                                               446,950             35
      18,700   *Steiner Leisure, Ltd.                                                       521,263             40
      16,537   *Tele-Communications, Inc. Liberty Media Group--Series "A"                   392,754             30
       5,600    Time Warner, Inc.                                                           270,200             21
       4,600    Unilever N.V.                                                             1,002,800             77
      12,000    Walt Disney Company                                                         963,000             74
-------------------------------------------------------------------------------------------------------------------
                                                                                         16,322,463          1,261
-------------------------------------------------------------------------------------------------------------------
                Energy--8.4%
       7,400    Amoco Corporation                                                           643,337             50
      15,900    Baker Hughes, Inc.                                                          615,130             48
       2,700    Burlington Resources, Inc.                                                  119,138              9
      11,900    Chevron Corporation                                                         879,855             68
      14,300    Dresser Industries, Inc.                                                    532,675             41
      28,000    Exxon Corporation                                                         1,722,000            133
       4,800    Kerr-McGee Corporation                                                      304,200             23
      14,800    Mobil Corporation                                                         1,034,150             80
      25,300   *Oryx Energy Company                                                         534,463             41
      34,000    Royal Dutch Petroleum Company                                             1,848,750            143
       5,900    Schlumberger, Ltd.                                                          737,500             57
       5,400    Texaco, Inc.                                                                587,250             45
       9,200    Unocal Corporation                                                          357,075             28
      21,700    Williams Companies, Inc.                                                    949,375             73
-------------------------------------------------------------------------------------------------------------------
                                                                                         10,864,898            839
-------------------------------------------------------------------------------------------------------------------
                Financial--13.0%
       8,700    Allstate Corporation                                                        635,100             49
       9,300    American Express Company                                                    692,850             54
       8,900    American International Group, Inc.                                        1,329,438            103
      13,600    BankAmerica Corporation                                                     878,050             68
      16,600    BankBoston Corporation                                                    1,196,238             92
      14,500    Chase Manhattan Corporation                                               1,407,405            109
      15,000    Citicorp                                                                  1,808,437            140
      26,200    Fannie Mae                                                                1,142,975             88
      10,100    First Union Corporation                                                     934,250             72
      19,800    Freddie Mac                                                                 680,625             53
      12,100    Jefferson-Pilot Corporation                                                 845,488             65
       9,100    Marshall & Ilsley Corporation                                               369,688             29
      12,200    Merrill Lynch & Company, Inc.                                               727,425             56
      13,500    NationsBank Corporation                                                     870,750             67
      19,700    Norwest Corporation                                                       1,108,125             86
      41,700    The Money Store, Inc.                                                     1,196,268             92
       4,800    Travelers Group, Inc.                                                       302,700             23
      28,700    USF&G Corporation                                                           688,800             53
-------------------------------------------------------------------------------------------------------------------
                                                                                         16,814,612          1,299
-------------------------------------------------------------------------------------------------------------------
                Healthcare--11.7%
      12,900    Abbott Laboratories                                                         861,075             66
      16,200    American Home Products Corporation                                        1,239,300             96
      11,100   *Amgen, Inc.                                                                 645,188             50
      11,700    Baxter International, Inc.                                                  611,325             47
      23,100    Bristol-Myers Squibb Company                                              1,871,100            144
      27,800   *Cardiovascular Dynamics, Inc.                                               218,925             17
      18,200    Eli Lilly & Company                                                       1,989,487            154
      19,500    Johnson & Johnson                                                         1,255,312             97
      28,000   *MedPartners, Inc.                                                           605,500             47
       8,200    Medtronic, Inc.                                                             664,200             51
      20,200    Merck & Company, Inc.                                                     2,090,700            161
      30,900    Pharmacia & Upjohn, Inc.                                                  1,073,775             83
      16,600   *RoTech Medical Corporation                                                  333,038             26
       7,200    SmithKline Beecham PLC--Class "A" (ADR)                                     659,700             51
       8,400    Warner-Lambert Company                                                    1,043,700             81
-------------------------------------------------------------------------------------------------------------------
                                                                                         15,162,325          1,171
-------------------------------------------------------------------------------------------------------------------
                Technology--15.5%
      18,400   *Adaptec, Inc.                                                               639,400             49
      28,100   *Atmel Corporation                                                           786,800             61
      14,600   *Cadence Design Systems, Inc.                                                489,100             38
      13,600   *Cisco Systems, Inc.                                                         912,900             70
      21,000    Comdisco, Inc.                                                              546,000             42
       5,550    Eastman Kodak Company                                                       425,963             33
      43,300    Ericsson (L.M.) Telephone Co.--Class "B" (ADR)                            1,704,938            132
      17,400    First Data Corporation                                                      764,513             59
       5,900    Grainger (W.W.), Inc.                                                       461,305             36
       4,200   *Hadco Corporation                                                           275,100             21
      16,000    Hewlett-Packard Company                                                     896,000             69
      10,000    Intel Corporation                                                         1,418,125            110
       7,900   *LSI Logic Corporation                                                       252,800             20
      21,400   *Micron Technology, Inc.                                                     854,663             66
      13,100   *Microsoft Corporation                                                     1,655,513            127
      20,800    Motorola, Inc.                                                            1,580,800            122
      16,400   *Newbridge Networks Corporation                                              713,400             55
      17,800    Nokia Corporation--Class "A" (ADR)                                        1,312,750            101
       8,475   *Oracle Corporation                                                          426,928             33
       7,500    Raytheon Company                                                            382,500             30
       8,900   *Seagate Technology, Inc.                                                    313,169             24
      16,200   *Sterling Commerce, Inc.                                                     532,575             41
      30,700   *Sun Microsystems, Inc.                                                    1,142,617             88
      11,200   *Synopsys, Inc.                                                              411,600             32
      50,100   *SystemSoft Corporation                                                      538,575             42
       6,900    Texas Instruments, Inc.                                                     580,030             45
-------------------------------------------------------------------------------------------------------------------
                                                                                         20,018,064          1,546
-------------------------------------------------------------------------------------------------------------------
                Transportation--.5%
       6,900    Burlington Northern Santa Fe                                                620,138             48
-------------------------------------------------------------------------------------------------------------------
                Utilities--1.6%
      17,500    Duke Energy Corporation                                                     838,905             65
      13,100    FPL Group, Inc.                                                             603,418             46
      20,900    Sierra Pacific Resources                                                    668,800             52
-------------------------------------------------------------------------------------------------------------------
                                                                                          2,111,123            163
-------------------------------------------------------------------------------------------------------------------
                Total Value of Common Stocks (cost $86,738,851)                         120,587,186          9,313
-------------------------------------------------------------------------------------------------------------------
                SHORT-TERM CORPORATE NOTES--6.8%
       4,000M   Carolina Power & Light Co., 5.53%, 7/24/97                                3,985,768            308
       1,100M   Dow Chemical Co., 5.5%, 7/11/97                                           1,098,320             85
       2,500M   PepsiCo, Inc., 5.48%, 7/25/97                                             2,490,867            192
       1,200M   Prudential Funding Corp., 5.54%, 7/29/97                                  1,194,809             92
-------------------------------------------------------------------------------------------------------------------
                Total Value of Short-Term Corporate Notes (cost $8,769,764)               8,769,764            677
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $95,508,615)                                   99.9%   129,356,950          9,990
Other Assets, Less Liabilities                                                    .1        132,544             10
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%  $129,489,494        $10,000
========================================================================================================
===========

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE CASH MANAGEMENT FUND
June 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
   Principal                                                                Interest                    $10,000 of
      Amount    Security                                                       Rate*          Value     Net Assets
-------------------------------------------------------------------------------------------------------------------
                SHORT-TERM CORPORATE NOTES--89.6%
        $200M   Air Products and Chemicals, Inc., 8/22/97                       5.53%      $198,403           $436
         100M   Ameritech Capital Funding Corporation, 10/24/97                 5.66         98,194            216
         200M   Avnet, Inc., 8/4/97                                             5.60        198,942            438
         200M   Coca-Cola Company, 9/12/97                                      5.50        197,770            435
         200M   Dow Chemical Company, 7/11/97                                   5.50        199,695            440
         150M   Dresser Industries, Inc., 7/18/97                               5.53        149,608            329
         100M   Duke Power Company, 7/11/97                                     5.50         99,847            220
         190M   Du Pont (E.I.) de Nemours & Company, 9/26/97                    5.50        187,475            412
         125M   Engelhard Corporation, 7/14/97                                  5.65        124,745            274
          60M   Ford Motor Credit Company, 8/20/97                              5.57         59,535            131
         200M   General Electric Capital Corporation, 9/30/97                   5.55        197,194            434
         100M   General Mills, Inc., 10/3/97                                    5.73         99,993            220
         100M   HJ Heinz Company, 7/17/97                                       5.70         99,747            219
         200M   International Business Machines Corporation, 8/21/97            5.55        198,427            437
         200M   Kellogg Company, 7/24/97                                        5.50        199,297            438
         175M   McGraw-Hill, Inc., 7/8/97                                       5.60        174,811            385
         200M   MidAmerica Energy Holdings Company, 8/26/97                     5.57        198,267            436
         200M   Nalco Chemical Company, 7/18/97                                 5.64        199,467            439
         100M   National Rural Utilities Coop. Fin. Corp., 7/21/97              5.57         99,690            219
         200M   Prudential Funding Corporation, 8/28/97                         5.56        198,208            436
         200M   RTZ America, Inc., 9/4/97                                       5.60        197,978            436
         100M   Schering Corporation, 9/9/97                                    5.53         98,925            218
         200M   Southern California Edison Company, 7/25/97                     5.52        199,264            438
         200M   The Stanley Works, 8/6/97                                       5.61        198,878            438
         200M   Winn-Dixie Stores, Inc., 10/7/97                                5.55        196,978            433
-------------------------------------------------------------------------------------------------------------------
                Total Value of Short-Term Corporate Notes (cost $4,071,338)               4,071,338          8,957
-------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCIES--9.9%
        $150M   Federal Farm Credit Bank, 8/1/97                                5.91%    $  149,931        $   330
         100M   Federal Home Loan Bank, 7/24/97                                 5.56        100,000            220
         100M   Federal Home Loan Bank, 9/2/97                                  6.01        100,053            220
         100M   Federal National Mortgage Association, 8/14/97                  5.91         99,913            220
-------------------------------------------------------------------------------------------------------------------
                Total Value of U.S. Government Agencies (cost $449,897)                     449,897            990
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $4,521,235)                                    99.5%     4,521,235          9,947
Other Assets, Less Liabilities                                                    .5         24,220             53
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%    $4,545,455        $10,000
========================================================================================================
===========

* The interest rate shown is the effective rate at the time of purchase.

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE DISCOVERY FUND
June 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                                                            Amount
                                                                                                          Invested
                                                                                                          For Each
                                                                                                        $10,000 of
      Shares    Security                                                                      Value     Net Assets
-------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS--86.2%
                Basic Materials--2.2%
       17,400   Boise Cascade Corporation                                                  $614,438            $74
        6,500   ChemFirst, Inc.                                                             176,313             21
       15,700  *ChiRex, Inc.                                                                186,437             22
       15,700  *Gaylord Container Corporation--Class "A"                                    120,694             14
       15,700   Lilly Industries, Inc.--Class "A"                                           315,962             38
       11,900   Louisiana-Pacific Corporation                                               251,388             30
        9,300   Schulman (A.), Inc.                                                         229,013             27
-------------------------------------------------------------------------------------------------------------------
                                                                                          1,894,245            226
-------------------------------------------------------------------------------------------------------------------
                Capital Goods--9.9%
       31,000   AGCO Corporation                                                          1,114,063            132
        4,600   AMCOL International Corporation                                              83,375             10
       19,500  *American Residential Services, Inc.                                         453,375             54
       25,200  *Checkpoint Systems, Inc.                                                    404,775             48
       16,000   Columbus McKinnon Corporation                                               304,000             36
       18,100   Corning, Inc.                                                             1,006,812            119
       31,200  *Corporate Express, Inc.                                                     450,450             54
       12,400  *Eastern Environmental Services, Inc.                                        198,400             24
       10,300  *EVI, Inc.                                                                   432,600             52
        6,200   GenCorp, Inc.                                                               143,375             17
       31,000  *ITEQ, Inc.                                                                  294,500             35
       19,300  *Jacobs Engineering Group, Inc.                                              518,688             62
        9,600   Millipore Corporation                                                       422,400             50
          660  *MotivePower Industries, Inc.                                                 10,560              1
       18,600  *Newpark Resources, Inc.                                                     627,750             75
       25,400  *Philip Services Corporation                                                 403,225             48
       24,400  *U.S. Office Products Company                                                745,725             89
       26,700  *US Filter Corporation                                                       727,575             87
-------------------------------------------------------------------------------------------------------------------
                                                                                          8,341,648            993
-------------------------------------------------------------------------------------------------------------------
                Communications Services--.5%
        1,400  *Brooks Fiber Properties, Inc.                                                47,250              5
-------------------------------------------------------------------------------------------------------------------
                Consumer Cyclicals--14.1%
       14,600   Adidas AG (ADR) (Note 4)                                                    808,535             95
       24,000  *BMC West Corporation                                                        294,000             35
       43,300  *Checkfree Corporation                                                       763,162             91
       24,975  *CUC International, Inc.                                                     644,667             77
        4,700  *Dress Barn, Inc.                                                             91,650             11
       24,600  *Eagle Hardware & Garden, Inc.                                               562,725             67
       28,900  *Extended Stay America, Inc.                                                 455,175             54
       12,200  *Federated Department Stores, Inc.                                           423,950             50
       19,700  *Friedman's, Inc.--Class "A"                                                 450,637             54
       12,700  *Hibbett Sporting Goods, Inc.                                                228,600             27
       23,700  *Homegate Hospitality, Inc.                                                  231,075             28
       27,000   Innkeepers USA Trust                                                        405,000             48
       50,800  *Lithia Motors, Inc.--Class "A"                                              558,800             67
       23,700   Oakwood Homes Corporation                                                   568,800             68
       22,200  *OfficeMax, Inc.                                                             320,512             38
       40,200   Ogden Corporation                                                           874,350            103
       30,600  *PETsMART, Inc.                                                              351,900             42
       21,300  *Prime Hospitality Corporation                                               420,675             50
        6,300  *Proffitt's, Inc.                                                            276,413             33
       14,500  *Saks Holdings, Inc.                                                         362,500             43
       21,600  *Scientific Games Holdings Corporation                                       445,500             53
       34,300  *The Finish Line, Inc.--Class "A"                                            501,638             60
       23,100  *The Neiman Marcus Group, Inc.                                               606,375             72
       12,700   TJ International, Inc.                                                      298,450             36
       31,800  *Travis Boats & Motors, Inc.                                                 417,375             50
       74,600  *USCI, Inc.                                                                  298,400             36
       14,800  *Vans, Inc.                                                                  223,850             27
-------------------------------------------------------------------------------------------------------------------
                                                                                         11,884,714          1,415
-------------------------------------------------------------------------------------------------------------------
               Consumer Staples--8.2%
        8,000  *American Radio Systems Corporation                                          319,000             38
       15,600   Apple South, Inc.                                                           237,900             28
       27,200  *Cinar Films, Inc.--Class "B"                                                884,000            105
        9,600  *Evergreen Media Corporation--Class "A"                                      428,400             51
       75,100  *Four Media Corporation                                                      582,025             69
       15,400   Gaylord Entertainment Company--Class "A"                                    355,163             42
       39,200  *Metromedia International Group, Inc.                                        494,900             59
       26,550   Richfood Holdings, Inc.                                                     690,300             82
       23,000   Rite Aid Corporation                                                      1,147,125            137
       17,000  *Steiner Leisure, Ltd.                                                       473,875             56
       41,700  *Tele-Communications, Inc. Liberty Media Group--Series "A"                   990,375            119
       20,900   The Rival Company                                                           308,275             37
-------------------------------------------------------------------------------------------------------------------
                                                                                          6,911,338            823
-------------------------------------------------------------------------------------------------------------------
                Energy--6.0%
       17,400  *Cliffs Drilling Company                                                     635,100             76
       11,100  *Falcon Drilling Company, Inc.                                               639,638             76
       18,200  *Global Industries, Ltd.                                                     425,140             51
       28,100  *Nabors Industries, Inc.                                                     702,500             83
       22,500  *Patterson Energy, Inc.                                                    1,020,938            121
       14,000  *Precision Drilling Corporation--Class "A"                                   677,250             82
       16,000  *Trico Marine Services, Inc.                                                 349,000             42
       26,500  *Veritas DGC, Inc.                                                           596,250             71
-------------------------------------------------------------------------------------------------------------------
                                                                                          5,045,816            602
-------------------------------------------------------------------------------------------------------------------
                Financial--12.5%
       11,350   Aames Financial Corporation                                                 209,975             25
       40,100   Ambassador Apartments, Inc.                                                 997,488            119
        3,300  *AmeriCredit Corporation                                                      69,300              8
       12,400   Centura Banks, Inc.                                                         568,850             68
       14,300   Charter One Financial, Inc.                                                 770,413             92
       15,500   Commercial Federal Corporation                                              575,438             69
       15,498   Conseco, Inc.                                                               573,426             68
       23,700  *HealthCare Financial Partners, Inc.                                         482,888             58
       41,500  *Imperial Credit Industries, Inc.                                            853,344            102
       45,500   Interpool, Inc.                                                             671,125             80
       13,488   Mercantile Bancorporation, Inc.                                             819,395             98
        7,800  *New Century Financial Corporation                                           113,100             13
       27,000  *NHP, Inc.                                                                   607,500             72
       14,000   North American Mortgage Company                                             331,625             39
        8,100   Redwood Trust, Inc.                                                         378,675             45
       23,500   Resources Bancshares Mortgage Group, Inc.                                   464,125             55
       20,100   The Money Store, Inc.                                                       576,618             69
       22,400   Titan International, Inc.                                                   394,800             47
       12,900   USF&G Corporation                                                           309,600             37
       12,500   Washington Federal Savings & Loan Association                               321,094             38
       30,900   Westfield America, Inc.                                                     521,438             62
-------------------------------------------------------------------------------------------------------------------
                                                                                         10,610,217          1,264
-------------------------------------------------------------------------------------------------------------------
                Healthcare--9.4%
       24,300  *Atrix Laboratories, Inc.                                                    297,675             35
        7,400  *Centocor, Inc.                                                              229,863             27
       21,300  *CIMA Labs, Inc.                                                              87,863             10
        9,400  *Cohr, Inc.                                                                  176,250             21
       12,500   DENTSPLY International, Inc.                                                612,500             73
       34,400  *FPA Medical Management, Inc.                                                814,850             98
       14,900  *Genesis Health Ventures, Inc.                                               502,875             60
       31,200  *Gensia Sicor, Inc.                                                          138,450             16
       14,200  *HCIA, Inc.                                                                  475,700             57
       17,450  *Health Care and Retirement Corporation                                      582,394             69
       32,400  *Health Systems Design Corporation                                           214,650             26
       27,200  *Kensey Nash Corporation                                                     292,400             35
       15,400  *Ligand Pharmaceuticals--Class "B"                                           198,275             24
       18,800  *Norland Medical Systems, Inc.                                               204,450             24
       19,700  *Pediatric Services of America, Inc.                                         396,463             47
       25,300  *Physician Support Systems, Inc.                                             309,925             37
       26,200  *Physicians Resource Group, Inc.                                             235,800             28
        2,300  *Quintiles Transnational Corporation                                         160,138             19
       20,500  *RoTech Medical Corporation                                                  411,280             49
       21,000  *Sunquest Information Systems, Inc.                                          315,000             38
       23,600  *US Bioscience, Inc.                                                         227,150             27
       19,000  *Vencor, Inc.                                                                802,750             96
       48,800  *VidaMed, Inc.                                                               247,050             29
-------------------------------------------------------------------------------------------------------------------
                                                                                          7,933,751            945
-------------------------------------------------------------------------------------------------------------------
                Technology--22.6%
       23,800  *ACE*COMM Corporation                                                        467,075             56
       27,200  *Adaptec, Inc.                                                               945,200            113
       20,200  *Alliance Semiconductor Corporation                                          165,387             20
       11,900  *Altera Corporation                                                          600,950             72
        8,600  *Ascend Communications, Inc.                                                 338,625             40
       14,800  *Atmel Corporation                                                           414,400             49
       15,400  *BISYS Group, Inc.                                                           642,950             77
        6,200  *CFM Technologies, Inc.                                                      203,050             24
        8,400  *Cisco Systems, Inc.                                                         563,850             67
       20,900  *Credence Systems Corporation                                                625,694             75
       12,500  *Cylink Corporation                                                          142,187             17
       30,800   ECI Telecommunications                                                      916,300            109
       11,100  *Elexsys International, Inc.                                                 185,925             22
       23,100  *EMC Corporation                                                             900,900            107
       21,000   Ericsson (L.M.) Telephone Co.--Class "B" (ADR)                              826,875             98
       15,600  *Etec Systems, Inc.                                                          668,850             80
        9,400  *Hadco Corporation                                                           615,700             73
       17,200  *Integrated Device Technology, Inc.                                          180,600             22
        3,600   Intel Corporation                                                           510,525             61
       17,300  *Kent Electronics Corporation                                                634,694             76
        4,700  *Microsoft Corporation                                                       593,962             71
        7,300  *MicroTouch Systems, Inc.                                                    167,900             20
       11,000   Motorola, Inc.                                                              836,000            100
        8,000  *Network Appliance, Inc.                                                     304,000             36
       30,100  *Network General Corporation                                                 447,737             53
        9,900   Nokia Corporation--Class "A" (ADR)                                          730,125             87
       13,900  *Octel Communications Corporation                                            325,780             39
       13,925  *Oracle Corporation                                                          701,472             84
       14,300  *PairGain Technologies, Inc.                                                 221,650             26
        7,700  *Proxim, Inc.                                                                186,725             22
       19,200  *Saville Systems Ireland PLC (ADR)                                           998,400            118
       27,300   Scientific-Atlanta, Inc.                                                    597,187             71
       12,300  *Sterling Commerce, Inc.                                                     404,362             48
       12,900  *Synopsys, Inc.                                                              474,075             56
       75,200  *SystemSoft Corporation                                                      808,400             96
        9,400  *Versant Object Technology Corporation                                        56,400              7
       14,400  *XcelleNet, Inc.                                                             235,800             28
       20,200  *Xylan Corporation                                                           343,400             41
-------------------------------------------------------------------------------------------------------------------
                                                                                         18,983,112          2,261
-------------------------------------------------------------------------------------------------------------------
                Transportation--.8%
        9,600  *Landstar System, Inc.                                                       270,000             32
       75,500   Transportacion Maritima Mexicana S.A. de C.V.--Class "L" (ADR)              467,156             56
-------------------------------------------------------------------------------------------------------------------
                                                                                            737,156             88
-------------------------------------------------------------------------------------------------------------------
                Total Value of Common Stocks (cost $59,398,085)                          72,389,247          8,622
-------------------------------------------------------------------------------------------------------------------
                CONVERTIBLE PREFERRED STOCKS--.7%
                Financial
       22,300   Excel Realty Trust, Inc. "A", $2.125 (cost $557,500)                        607,675             72
-------------------------------------------------------------------------------------------------------------------
                WARRANTS--0%
                Capital Goods
          104  *Morrison Knudsen Corporation (expiring 3/11/03) (cost $0)                       650             --
-------------------------------------------------------------------------------------------------------------------
                SHORT-TERM CORPORATE NOTES--12.8%
      $ 3,500M  Dresser Industries, Inc., 5.53%, 7/18/97                                  3,490,860            415
        2,500M  NYNEX Credit Corp., 5.52%, 7/25/97                                        2,490,800            297
        2,775M  Prudential Funding Corp., 5.54%, 7/29/97                                  2,764,285            329
        2,000M  Union Electric Co., 5.55%, 7/17/97                                        1,995,067            238
-------------------------------------------------------------------------------------------------------------------
                Total Value of Short-Term Corporate Notes (cost $10,741,012)             10,741,012          1,279
-------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $70,696,597)                                   99.7%    83,738,584          9,973
Other Assets, Less Liabilities                                                    .3        223,898             27
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                     100.0%   $83,962,482        $10,000
========================================================================================================
===========

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE GOVERNMENT FUND
June 30, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                                                             Amount
                                                                                                           Invested
                                                                                                           For Each
  Principal                                                                                              $10,000 of
     Amount    Security                                                                           Value  Net Assets
--------------------------------------------------------------------------------------------------------------------
               MORTGAGE-BACKED CERTIFICATES--74.3%
     $1,264M   Federal Home Loan Mortgage Corp., 7 1/2%, 5/1/2024                            $1,271,983      $1,418
               Federal National Mortgage Association:
        238M   7%, 1/1/2026                                                                     234,233         261
        897M   7%, 2/1/2026                                                                     880,658         981
        618M   9%, 10/1/2020                                                                    657,683         733
      1,119M   11%, 10/1/2015                                                                 1,252,674       1,395
               Government National Mortgage Association I Program:
        110M   11 1/2%, 10/15/2012                                                              124,771         139
        193M   11 1/2%, 5/15/2015                                                               219,726         245
               Government National Mortgage Association II Program:
         29M   8%, 11/20/2026                                                                    29,940          33
        866M   8%, 2/20/2027                                                                    883,601         985
        198M   8%, 3/20/2027                                                                    202,421         226
        846M   9%, 12/20/2016                                                                   907,706       1,012
--------------------------------------------------------------------------------------------------------------------
               Total Value of Mortgage-Backed Certificates (cost $6,601,386)                  6,665,396       7,428
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS--10.9%
      1,000M   Student Loan Marketing Association, 5.88%, 2/6/2001 (cost $975,000)              981,107       1,093
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--11.3%
      1,000M   U.S. Treasury Note, 6 5/8%, 5/15/2007 (cost $999,531)                          1,008,437       1,124
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--2.2%
        200M   Ford Motor Credit Co., 5.48%, 7/1/97 (cost $200,000)                             200,000         223
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $8,775,917)                                         98.7%    8,854,940       9,868
Other Assets, Less Liabilities                                                        1.3       118,420         132
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%   $8,973,360     $10,000
========================================================================================================
============

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE GROWTH FUND
June 30, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                                                             Amount
                                                                                                           Invested
                                                                                                           For Each
                                                                                                         $10,000 of
     Shares    Security                                                                           Value  Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--96.3%
               Aerospace/Defense--2.3%
     24,000    Boeing Company                                                                $1,273,500        $122
     13,000    United Technologies Corporation                                                1,079,000         104
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,352,500         226
--------------------------------------------------------------------------------------------------------------------
               Automotive--1.3%
     15,800    Ford Motor Company                                                               596,450          57
     11,900    Goodyear Tire & Rubber Company                                                   753,419          73
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,349,869         130
--------------------------------------------------------------------------------------------------------------------
               Banks--6.0%
     11,160    Associated Banc-Corp                                                             440,820          42
     10,600    Citicorp                                                                       1,277,963         123
      8,350    First Commercial Corporation                                                     343,393          33
     13,600    First Union Corporation                                                        1,258,000         121
     10,000    Mercantile Bankshares Corporation                                                400,000          38
     18,400    NationsBank Corporation                                                        1,186,800         114
      9,500    Pacific Century Financial Corporation                                            439,375          42
     10,600    State Street Corporation                                                         490,250          47
      9,000    Wilmington Trust Corporation                                                     411,750          40
--------------------------------------------------------------------------------------------------------------------
                                                                                              6,248,351         600
--------------------------------------------------------------------------------------------------------------------
               Business Services--3.1%
      4,500    Avnet, Inc.                                                                      258,750          25
     25,000    Dames & Moore, Inc.                                                              309,375          30
     20,000    Foster Wheeler Corporation                                                       810,000          78
     17,000    G & K Services, Inc.--Class "A"                                                  633,250          61
      8,000   *Ionics, Inc.                                                                     364,000          35
     21,500   *Metromail Corporation                                                            532,125          51
     15,500   *Tetra Tech, Inc.                                                                 373,937          36
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,281,437         316
--------------------------------------------------------------------------------------------------------------------
               Chemicals--2.1%
     14,000    Du Pont (E.I.) de Nemours & Company                                              880,250          84
     27,000    Engelhard Corporation                                                            565,313          54
     12,500    Minerals Technologies, Inc.                                                      468,750          45
     13,000    Schulman (A), Inc.                                                               320,125          31
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,234,438         214
--------------------------------------------------------------------------------------------------------------------
               Communications Equipment--4.2%
     12,500   *Andrew Corporation                                                               351,562          34
      6,000   *Black Box Corporation                                                            241,500          23
     12,800   *Cisco Systems, Inc.                                                              859,200          83
     15,000   *General Instrument Corporation                                                   375,000          36
     10,000    General Motors Corporation--Class "H"                                            577,500          55
      7,584    Lucent Technologies, Inc.                                                        546,522          52
     14,000    Motorola, Inc.                                                                 1,064,000         103
      7,500   *3Com Corporation                                                                 337,500          32
--------------------------------------------------------------------------------------------------------------------
                                                                                              4,352,784         418
--------------------------------------------------------------------------------------------------------------------
               Computers & Office Equipment--3.1%
     14,000   *Adaptec, Inc.                                                                    486,500          47
     22,000   *EMC Corporation                                                                  858,000          82
     18,600    Hewlett-Packard Company                                                        1,041,600         100
      9,000    International Business Machines Corporation                                      811,687          78
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,197,787         307
--------------------------------------------------------------------------------------------------------------------
               Drugs--8.5%
     10,000    American Home Products Corporation                                               765,000          73
     17,500   *Genzyme Corporation (General Division)                                           485,625          47
     10,000    Johnson & Johnson                                                                643,750          62
      9,000    Merck & Company, Inc.                                                            931,500          89
     12,300    Pfizer, Inc.                                                                   1,469,850         141
     23,000    Pharmacia & Upjohn, Inc.                                                         799,250          77
     14,600    Rhone-Poulenc Rorer, Inc.                                                      1,326,775         127
     14,000    Warner-Lambert Company                                                         1,739,500         167
      6,700    Zeneca Group PLC (ADR)                                                           664,137          64
--------------------------------------------------------------------------------------------------------------------
                                                                                              8,825,387         847
--------------------------------------------------------------------------------------------------------------------
               Electrical Equipment--3.8%
     33,000    General Electric Company                                                       2,157,375         208
     20,000    Hubbell, Inc.--Class "B"                                                         880,000          84
     27,000   *Littelfuse, Inc.                                                                 762,750          73
      7,000    X-Rite, Inc.                                                                     133,000          13
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,933,125         378
--------------------------------------------------------------------------------------------------------------------
               Electronics--3.6%
     16,700    AMP, Inc.                                                                        697,225          67
     35,000   *Analog Devices, Inc.                                                             929,688          89
     12,000    Dallas Semiconductor Corporation                                                 471,000          45
      7,600    Intel Corporation                                                              1,077,775         104
     11,000   *Maxim Integrated Products, Inc.                                                  625,625          60
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,801,313         365
--------------------------------------------------------------------------------------------------------------------
               Energy Services--1.1%
      2,800   *Sante Fe International Corporation                                                95,200           9
      8,300    Schlumberger, Ltd.                                                             1,037,500         100
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,132,700         109
--------------------------------------------------------------------------------------------------------------------
               Energy Sources--5.0%
     13,300    Amoco Corporation                                                              1,156,269         111
      3,000   *Barrett Resources Corporation                                                     89,813           9
     16,500    Chevron Corporation                                                            1,219,969         117
     19,000    Exxon Corporation                                                              1,168,500         112
     14,000    Royal Dutch Petroleum Company                                                    761,250          73
     18,469    Union Pacific Resources Group, Inc.                                              459,416          44
     10,000    Unocal Corporation                                                               388,125          37
--------------------------------------------------------------------------------------------------------------------
                                                                                              5,243,342         503
--------------------------------------------------------------------------------------------------------------------
               Entertainment Products--.6%
      6,000    Harley-Davidson, Inc.                                                            287,625          28
     16,000   *Speedway Motorsports, Inc.                                                       348,000          33
--------------------------------------------------------------------------------------------------------------------
                                                                                                635,625          61
--------------------------------------------------------------------------------------------------------------------
               Financial Services--3.7%
     20,000    American Express Company                                                       1,490,000         143
     33,280    Fannie Mae                                                                     1,451,840         139
     21,285    Morgan Stanley, Dean Witter, Discover and Company                                916,585          88
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,858,425         370
--------------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--3.3%
     11,000    General Mills, Inc.                                                              716,375          69
     17,400    PepsiCo, Inc.                                                                    653,588          63
     23,000    Philip Morris Companies, Inc.                                                  1,020,625          98
     24,600    Sara Lee Corporation                                                           1,023,975          98
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,414,563         328
--------------------------------------------------------------------------------------------------------------------
               Health Services--2.7%
     19,750    Columbia/HCA Healthcare Corporation                                              776,422          75
     13,000    Shared Medical Systems Corporation                                               702,000          67
     22,000   *Tenet Healthcare Corporation                                                     650,375          62
     14,000    United Healthcare Corporation                                                    728,000          70
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,856,797         274
--------------------------------------------------------------------------------------------------------------------
               Household Products--3.3%
     13,500   *Bush Boake Allen, Inc.                                                           420,188          40
      8,900    Estee Lauder Companies--Class "A"                                                447,225          43
     23,000    Kimberly-Clark Corporation                                                     1,144,250         110
      9,900    Procter & Gamble Company                                                       1,398,375         134
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,410,038         327
--------------------------------------------------------------------------------------------------------------------
               Housing--.4%
      6,600    Ethan Allen Interiors, Inc.                                                      376,200          36
--------------------------------------------------------------------------------------------------------------------
               Insurance--6.1%
     15,000    Ace, Ltd.                                                                      1,108,125         106
     17,000    Allstate Corporation                                                           1,241,000         119
      8,175    American International Group, Inc.                                             1,221,140         117
     11,600    Frontier Insurance Group, Inc.                                                   751,100          72
      8,000    Reinsurance Group of America                                                     460,000          44
     25,533    Travelers Group, Inc.                                                          1,610,175         155
--------------------------------------------------------------------------------------------------------------------
                                                                                              6,391,540         613
--------------------------------------------------------------------------------------------------------------------
               Machinery & Manufacturing--3.0%
      9,000    Brady (WH) Company--Class "A"                                                    261,000          25
     10,000    Caterpillar, Inc.                                                              1,073,750         103
     11,500    Donaldson Company, Inc.                                                          437,000          42
      5,300    Minnesota Mining and Manufacturing Company                                       540,600          52
      4,500   *MSC Industrial Direct Co., Inc.--Class "A"                                       180,563          17
      7,000    Nordson Corporation                                                              449,750          43
     10,800   *Paxar Corporation                                                                203,850          20
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,146,513         302
--------------------------------------------------------------------------------------------------------------------
               Media--1.7%
     24,500   *ADVO, Inc.                                                                       398,125          38
      3,400    Cognizant Corporation                                                            137,700          13
     12,000    Gannett Company, Inc.                                                          1,185,000         114
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,720,825         165
--------------------------------------------------------------------------------------------------------------------
               Medical Products--2.4%
     18,000    Abbott Laboratories                                                            1,201,500         115
     25,000    Biomet, Inc.                                                                     465,625          45
     17,500    Life Technologies, Inc.                                                          485,625          47
     22,100   *Nellcor Puritan Bennett, Inc.                                                    400,563          38
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,553,313         245
--------------------------------------------------------------------------------------------------------------------
               Metals & Minerals--1.7%
      9,000    Aluminum Company of America                                                      678,375          65
      9,000    Phelps Dodge Corporation                                                         766,688          73
      7,000   *UCAR International, Inc.                                                         320,250          31
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,765,313         169
--------------------------------------------------------------------------------------------------------------------
               Paper/Forest Products--1.9%
      6,000    Bemis Company, Inc.                                                              259,500          25
     15,000    Crown Cork & Seal Company, Inc.                                                  801,563          77
     18,000    International Paper Company                                                      874,125          84
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,935,188         186
--------------------------------------------------------------------------------------------------------------------
               Retail--6.6%
     25,500    Arbor Drugs, Inc.                                                                513,188          49
     17,000   *Barnes & Noble, Inc.                                                             731,000          70
      9,500    CVS Corporation                                                                  486,875          47
     18,000    Dayton Hudson Corporation                                                        957,375          92
     15,000    Home Depot, Inc.                                                               1,034,062          99
     33,500   *OfficeMax, Inc.                                                                  483,656          46
     18,000   *Saks Holdings, Inc.                                                              450,000          43
     17,000    Sears, Roebuck and Company                                                       913,750          88
     40,000    Wal-Mart Stores, Inc.                                                          1,352,500         130
--------------------------------------------------------------------------------------------------------------------
                                                                                              6,922,406         664
--------------------------------------------------------------------------------------------------------------------
               Software & Services--7.7%
     24,000   *American Management Systems, Inc.                                                642,000          62
     24,000    Automatic Data Processing, Inc.                                                1,128,000         108
     14,000    BGS Systems, Inc.                                                                385,000          37
     10,500   *BISYS Group, Inc.                                                                438,375          42
      7,800   *Computer Sciences Corporation                                                    562,575          54
     12,500   *DST Systems, Inc.                                                                416,405          40
     20,000    First Data Corporation                                                           878,750          84
      9,400   *Microsoft Corporation                                                          1,187,925         114
     10,500   *Policy Management Systems Corporation                                            493,500          47
     10,500   *Sterling Commerce, Inc.                                                          345,188          33
     20,000   *Sterling Software, Inc.                                                          625,000          60
     11,000   *Synopsys, Inc.                                                                   404,250          39
     19,000   *Systems & Computer Technology Corporation                                        508,250          49
--------------------------------------------------------------------------------------------------------------------
                                                                                              8,015,218         769
--------------------------------------------------------------------------------------------------------------------
               Telephone--2.9%
     19,700    AT&T Corporation                                                                 690,730          66
      9,000    Century Telephone Enterprises, Inc.                                              303,188          29
     24,000    SBC Communications, Inc.                                                       1,485,000         143
     18,000   *WorldCom, Inc.                                                                   576,000          55
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,054,918         293
--------------------------------------------------------------------------------------------------------------------
               Transportation--1.2%
     13,000    Air Express International Corporation                                            516,750          50
     10,000    Union Pacific Corporation                                                        705,000          67
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,221,750         117
--------------------------------------------------------------------------------------------------------------------
               Travel & Leisure--3.0%
      6,500   *Landry's Seafood Restaurants, Inc.                                               149,500          14
     22,000    McDonald's Corporation                                                         1,062,875         103
     33,000   *Mirage Resorts, Inc.                                                             833,250          80
     40,000    Southwest Airlines Company                                                     1,035,000          99
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,080,625         296
--------------------------------------------------------------------------------------------------------------------
               Total Value of Common Stocks (cost $71,506,797)                              100,312,290       9,628
--------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS--3.4%
    $3,546M    Paine Webber Group, Inc., 5.9%, 7/1/97, (collateralized by
               U.S. Treasury Bonds, 5 1/8%, 12/31/1998, valued at $3,621M)
               (cost $3,546,000)                                                              3,546,000         340
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $75,052,797)                                        99.7%  103,858,290       9,968
Other Assets, Less Liabilities                                                         .3       329,247          32
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0% $104,187,537     $10,000
========================================================================================================
============

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE HIGH YIELD FUND
June 30, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                                                             Amount
                                                                                                           Invested
                                                                                                           For Each
Principal                                                                                                $10,000 of
Amount         Security                                                                           Value  Net Assets
--------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--89.1%
               Aerospace/Defense--2.6%
       $500M   Howmet Corp., 10%, 2003                                                         $540,000        $ 99
        850M   K & F Industries, Inc., 10 3/8%, 2004                                            901,000         165
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,441,000         264
--------------------------------------------------------------------------------------------------------------------
               Apparel/Textiles--1.1%
        600M   Westpoint Stevens, Inc., 9 3/8%, 2005                                            624,000         115
--------------------------------------------------------------------------------------------------------------------
               Automotive--2.8%
        700M   Collins & Aikman Products Co., 11 1/2%, 2006                                     791,000         146
        700M   Walbro Corp., 9 7/8%, 2005                                                       714,875         131
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,505,875         277
--------------------------------------------------------------------------------------------------------------------
               Building Materials--.9%
        500M   Falcon Building Products Corp., 9 1/2%, 2007 (Note 4)                            498,750          92
--------------------------------------------------------------------------------------------------------------------
               Chemicals--2.6%
        700M   Harris Chemical North America, Inc., 10 1/4%, 2001                               719,250         132
        600M   Rexene Corp., 11 3/4%, 2004                                                      681,000         125
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,400,250         257
--------------------------------------------------------------------------------------------------------------------
               Consumer Products--2.7%
        700M   Commemorative Brands, Inc., 11%, 2007                                            736,750         135
        700M   Herff Jones, Inc., 11%, 2005                                                     756,000         139
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,492,750         274
--------------------------------------------------------------------------------------------------------------------
               Durable Goods Manufacturing--1.4%
        750M   Clark Material Handling, Inc., 10 3/4%, 2006                                     789,375         145
--------------------------------------------------------------------------------------------------------------------
               Electrical Equipment--2.4%
        550M   Amphenol Corp., 9 7/8%, 2007                                                     566,500         104
        700M   Essex Group, Inc., 10%, 2003                                                     735,000         135
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,301,500         239
--------------------------------------------------------------------------------------------------------------------
               Energy--10.0%
      1,000M   Clark R &M  Holdings, Inc., 0%, 2000                                             762,500         140
        700M   Falcon Drilling Co., Inc., 12 1/2%, 2005                                         777,000         143
        800M   Giant Industries, Inc., 9 3/4%, 2003                                             826,000         152
        500M   Maxus Energy Corp., 11 1/2%, 2015                                                524,375          96
        800M   United Meridian Corp., 10 3/8%, 2005                                             872,000         160
      1,000M   Veritas DGC, Inc., 9 3/4%, 2003                                                1,046,250         192
        650M   Vintage Petroleum, Inc., 9%, 2005                                                659,750         121
--------------------------------------------------------------------------------------------------------------------
                                                                                              5,467,875       1,004
--------------------------------------------------------------------------------------------------------------------
               Financial Services--1.0%
        500M   American Life Holding Co., 11 1/4%, 2004                                         567,500         104
--------------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--4.7%
        320M   Doane Products Co., 10 5/8%, 2006                                                336,000          62
      1,000M   International Home Foods, Inc., 10 3/8%, 2006                                  1,026,250         188
        600M   Van de Kamps, Inc., 12%, 2005                                                    672,000         123
        500M   Windy Hill Pet Food Co., 9 3/4%, 2007 (Note 4)                                   504,375          93
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,538,625         466
--------------------------------------------------------------------------------------------------------------------
               Gaming/Lodging--2.8%
        750M   Casino America, Inc., 12 1/2%, 2003                                              782,813         144
        700M   Showboat, Inc., 9 1/4%, 2008                                                     715,750         131
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,498,563         275
--------------------------------------------------------------------------------------------------------------------
               Healthcare--7.2%
        750M   Abbey Healthcare Group, Inc., 9 1/2%, 2002                                       776,250         143
        700M   Dade International, Inc., 11 1/8%, 2006                                          778,750         143
        700M   Genesis Healthcare, Inc., 9 3/4%, 2005                                           728,000         134
        400M   Integrated Health Services, Inc., 10 1/4%, 2006 (Note 4)                         425,000          78
      1,100M   Tenet Healthcare Corp., 10 1/8%, 2005                                          1,199,000         220
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,907,000         718
--------------------------------------------------------------------------------------------------------------------
               Information Technology/Office Equipment--1.0%
        500M   Bell & Howell Co., 10 3/4%, 2002                                                 523,750          96
--------------------------------------------------------------------------------------------------------------------
               Media/Cable Television--15.1%
      1,000M   Affiliated Newspaper Investments, Inc., 0%-13 1/4%, 2006                         900,000         165
      1,000M   Bell Cablemedia, PLC, 0%-11.95%, 2004                                            908,750         167
        500M   Diamond Cable Communications, PLC, 0%-11 3/4%, 2005                              335,625          62
      1,075M   Echostar Communications Corp., 0%-12 7/8%, 2004                                  903,000         166
        500M   Garden State Newspapers, Inc., 12%, 2004                                         555,000         102
        500M   Grupo Televisa, S.A., 11 7/8%, 2006                                              565,000         104
        500M   Outdoor Systems, Inc., 8 7/8%, 2007 (Note 4)                                     485,000          89
        500M   Rogers Cablesystems, Inc., 10%, 2005                                             542,500         100
        500M   Sinclair Broadcast Group, 9%, 2007 (Note 4)                                      486,250          89
      1,000M   Sullivan Broadcasting Co., Inc., 10 1/4%, 2005                                 1,018,750         186
        900M   TCI Satellite Entertainment, Inc., 10 7/8%, 2007 (Note 4)                        902,250         166
        600M   World Color Press, Inc., 9 1/8%, 2003                                            615,000         113
--------------------------------------------------------------------------------------------------------------------
                                                                                              8,217,125       1,509
--------------------------------------------------------------------------------------------------------------------
               Mining/Metals--8.3%
        634M   Carbide/Graphite Group, Inc., 11 1/2%, 2003                                      694,230         127
        900M   Commonwealth Aluminum Corp., 10 3/4%, 2006                                       947,250         174
      1,000M   CSN Iron, S.A., 9 1/8%, 2007 (Note 4)                                            982,500         181
        800M   Gulf States Steel, Inc., 13 1/2%, 2003                                           804,000         148
        700M   Wells Aluminum Corp., 10 1/8%, 2005 (Note 4)                                     724,500         133
        400M   Wheeling-Pittsburgh Steel Corp., 9 3/8%, 2003                                    388,000          71
--------------------------------------------------------------------------------------------------------------------
                                                                                              4,540,480         834
--------------------------------------------------------------------------------------------------------------------
               Miscellaneous--6.0%
        700M   Allied Waste, North America, 10 1/4%, 2006 (Note 4)                              750,750         138
        950M   Loomis Fargo & Co., 10%, 2004 (Note 4)                                           954,750         175
        700M   Pierce-Leahy Corp., 11 1/8%, 2006                                                773,500         142
        800M   Polymer Group, Inc., 9%, 2007 (Note 4)                                           787,128         145
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,266,128         600
--------------------------------------------------------------------------------------------------------------------
               Paper/Forest Products--6.7%
        500M   Container Corp., 11 1/4%, 2004                                                   548,125         101
        500M   Gaylord Container Corp., 11 1/2%, 2001                                           522,500          96
        650M   Riverwood International Corp., 10 1/4%, 2006                                     641,062         118
        800M   S.D. Warren Co., Inc., 12%, 2004                                                 892,000         164
      1,000M   Stone Container Corp., 10 3/4%, 2002                                           1,043,750         191
--------------------------------------------------------------------------------------------------------------------
                                                                                              3,647,437         670
--------------------------------------------------------------------------------------------------------------------
               Telecommunications--8.9%
      1,500M   American Communication Services, Inc., 0%-13%, 2005                              896,250         165
      1,000M   Brooks Fiber Properties, Inc., 0%-10 7/8%, 2006                                  682,500         125
      1,000M   Comcast Cellular Corp., 9 1/2%, 2007 (Note 4)                                  1,006,250         185
      1,100M   InterCel, Inc., 0%-12%, 2006                                                     686,125         126
        700M   Paging Network, Inc., 10%, 2008                                                  672,000         123
        800M   Qwest Communications International, Inc., 10 7/8%, 2007 (Note 4)                 874,000         161
--------------------------------------------------------------------------------------------------------------------
                                                                                              4,817,125         885
--------------------------------------------------------------------------------------------------------------------
               Transportation--.9%
        500M   Trism, Inc., 10 3/4%, 2000                                                       485,000          89
--------------------------------------------------------------------------------------------------------------------
               Total Value of Corporate Bonds (cost $46,752,111)                             48,530,108       8,913
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--.4%
               Media/Cable Television
      1,000    Affiliated Newspaper Investments, Inc.                                           115,000          21
      4,744    Echostar Communications Corp.--Class "A"                                          74,125          14
--------------------------------------------------------------------------------------------------------------------
               Total Value of Common Stocks (cost $20,963)                                      189,125          35
--------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS--6.9%
               Financial Services--3.5%
     10,000    California Federal Bank, 11 1/2%                                               1,136,250         209
      7,000    California Federal Bank, 10 5/8%, Series "B"                                     780,500         143
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,916,750         352
--------------------------------------------------------------------------------------------------------------------
               Media/Cable Television--2.5%
        382    PanAmSat Capital Corp., 12 3/4%, PIK                                             474,288          87
        790    Time Warner, Inc., 10 1/4%, PIK, Series "M"                                      876,900         161
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,351,188         248
--------------------------------------------------------------------------------------------------------------------
               Paper/Forest Products--.9%
     10,800    S.D. Warren Co., Inc., 14%, Series "B"                                           464,400          85
--------------------------------------------------------------------------------------------------------------------
               Total Value of Preferred Stocks (cost $3,190,781)                              3,732,338         685
--------------------------------------------------------------------------------------------------------------------
               WARRANTS--.2%
               Mining/Metals--0%
        800    Gulf State Steel Acquisition Corp. (expiring 4/1/03) (Note 4)                          8          --
--------------------------------------------------------------------------------------------------------------------
               Paper/Forest Products--.1%
     10,800    S.D. Warren Co., Inc. (expiring 12/15/06) (Note 4)                                54,000          10
--------------------------------------------------------------------------------------------------------------------
               Telecommunications--.1%
      1,500    American Communication Services, Inc. (expiring 11/1/05) (Note 4)                 71,250          13
--------------------------------------------------------------------------------------------------------------------
               Total Value of Warrants (cost $0)                                                125,258          23
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--3.2%
       $750M   HSB Group, Inc., 5.58%, 7/16/97                                                  748,256         137
      1,000M   McCormick & Company, Inc., 6.05%, 7/1/97                                       1,000,000         184
--------------------------------------------------------------------------------------------------------------------
               Total Value of Short-Term Corporate Notes (cost $1,748,256)                    1,748,256         321
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $51,712,111)                                        99.8%   54,325,085       9,977
Other Assets, Less Liabilities                                                         .2       126,558          23
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%  $54,451,643     $10,000
========================================================================================================
============

* Non-income producing





Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND
June 30, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                                                             Amount
                                                                                                           Invested
                                                                                                           For Each
                                                                                                         $10,000 of
     Shares    Security                                                                           Value  Net Assets
--------------------------------------------------------------------------------------------------------------------
               COMMON STOCKS--93.3%
               United States--25.3%
      3,500    Abbott Laboratories                                                             $233,625         $33
     14,000    American Express Company                                                       1,043,000         148
      3,715    American International Group, Inc.                                               554,928          79
     20,400   *Analog Devices, Inc.                                                             541,875          77
     11,000    Boeing Company                                                                   583,688          83
     10,600   *Cisco Systems, Inc.                                                              711,525         101
      4,560    Citicorp                                                                         549,765          78
      5,400    CVS Corporation                                                                  276,750          39
     14,120    Du Pont (E.I.) de Nemours & Company                                              887,795         126
     10,000    Exxon Corporation                                                                615,000          87
      5,000    Gannett Company, Inc.                                                            493,750          70
     12,000    General Electric Company                                                         784,500         111
      4,800    Gillette Company                                                                 454,800          65
     11,000    Hewlett-Packard Company                                                          616,000          87
      6,500    Home Depot, Inc.                                                                 448,094          64
      2,730    Intel Corporation                                                                387,148          55
     12,000    Johnson & Johnson                                                                772,500         110
      2,754    Lucent Technologies, Inc.                                                        198,460          28
     12,900    McDonald's Corporation                                                           623,231          88
      7,900   *Mirage Resorts, Inc.                                                             199,475          28
      2,200    Pfizer, Inc.                                                                     262,900          37
     12,000    Pharmacia & Upjohn, Inc.                                                         417,000          59
      5,600    Phelps Dodge Corporation                                                         477,050          68
      3,130    Procter & Gamble Company                                                         442,113          63
      8,000    Sara Lee Corporation                                                             333,000          47
      7,400    SBC Communications, Inc.                                                         457,875          65
      3,490    Schlumberger, Ltd.                                                               436,250          62
      6,900    Southwest Airlines Company                                                       178,538          25
     12,200    State Street Corporation                                                         564,250          80
      8,400    Travelers Group, Inc.                                                            529,725          75
      9,400    United Technologies Corporation                                                  780,200         111
      8,000    Unocal Corporation                                                               310,500          44
     22,000    Wal-Mart Stores, Inc.                                                            743,875         106
      7,500    Warner-Lambert Company                                                           931,875         133
--------------------------------------------------------------------------------------------------------------------
                                                                                             17,841,060       2,532
--------------------------------------------------------------------------------------------------------------------
               Japan--12.5%
     25,000    Aisin Seiki Company, Ltd.                                                        382,328          54
      9,000    Asahi Organic Chemicals Industry Company, Ltd.                                    46,640           7
     11,000    Dai Nippon Printing Company, Ltd.                                                248,973          35
     22,000    Eisai Company, Ltd.                                                              417,197          59
      7,000    Exedy Corporation                                                                 89,312          13
     11,000    Fuji Machine Manufacturing Company                                               398,934          57
      4,000    Fukuda Denshi, Ltd.                                                               82,146          12
     19,000    Hitachi Company, Ltd.                                                            212,530          30
     36,000    JGC Corporation                                                                  248,533          35
      6,000    Kyudenko Company, Ltd.                                                            50,651           7
      5,000    Mabuchi Motor Company, Ltd.                                                      290,571          41
     20,000    Maruichi Steel Tube, Ltd.                                                        332,080          47
      6,200    Matsumotokiyoshi Company, Ltd.                                                   263,322          37
     24,000    Matsushita Electric Industrial Company, Ltd.                                     484,488          69
     50,000   *Mazda Motor Corporation                                                          174,775          25
      3,000    Meiwa Estate Company, Ltd.                                                        65,542           9
     36,000    Mitsubishi Heavy Industries, Ltd.                                                276,534          39
     10,000    Murata Manufacturing Company, Ltd.                                               398,496          57
     13,000    Namco, Ltd.                                                                      502,141          72
     30,000    NGK Spark Plug Company                                                           327,711          47
     38,000    Nikko Securities Company, Ltd.                                                   234,114          33
     36,000    Nippon Express Company, Ltd.                                                     287,860          41
      1,370    Nippon Television Network Corporation                                            550,729          79
     20,000    Okumura Corporation                                                              106,090          15
        700    Royal, Ltd.                                                                       14,743           2
     47,000    Sakura Bank, Ltd.                                                                360,622          51
     12,000    Sanwa Bank, Ltd.                                                                 178,274          25
      4,000    Sawako Corporation                                                                72,708          10
      9,000    Shimachu                                                                         270,558          38
      9,000    Sony Music Entertainment, Inc.                                                   422,354          60
      4,000    Square Company, Ltd.                                                             197,500          28
     29,000    Sumitomo Rubber Industries                                                       195,393          28
      5,800    Tokyo Steel Manufacturing Company                                                 64,878           9
     40,000    Toyo Ink Manufacturing Company, Ltd.                                             160,096          23
     43,000    Yamato Kogyo Company, Ltd.                                                       424,625          60
--------------------------------------------------------------------------------------------------------------------
                                                                                              8,833,448       1,254
--------------------------------------------------------------------------------------------------------------------
               United Kingdom--9.5%
     43,000    Associated British Foods PLC                                                     371,060          53
     50,000    Bank of Scotland                                                                 319,545          45
      9,200    Bass PLC                                                                         112,234          16
     36,000    BOC Group PLC                                                                    626,108          89
     38,400    Boots Company PLC                                                                449,599          64
     25,000    British Telecommunications PLC                                                   185,568          26
     92,000    BTR PLC                                                                          314,649          45
     26,400    Burmah Castrol PLC                                                               447,063          63
     56,000    Carlton Communications PLC                                                       472,993          67
    180,000   *Centrica PLC                                                                     219,420          31
    183,461    Cookson Group PLC                                                                645,764          92
     44,568    De La Rue PLC                                                                    273,701          39
     36,000    Guinness PLC                                                                     352,296          50
     46,900    National Grid Holdings PLC                                                       171,330          24
     40,811    PowerGen PLC                                                                     485,639          69
     39,000    Rank Group PLC                                                                   246,971          35
     15,379    Reckitt & Colman PLC                                                             229,588          33
     32,509    Royal & Sun Alliance Insurance Group PLC                                         239,682          34
     81,723    Sainsbury (J) PLC                                                                495,756          70
--------------------------------------------------------------------------------------------------------------------
                                                                                              6,658,966         945
--------------------------------------------------------------------------------------------------------------------
               France--6.4%
      1,050    Accor SA                                                                         157,385          22
     18,500    Assurances Generales de France                                                   591,778          84
     12,300    Banque Nationale de Paris                                                        507,424          72
      1,230    Compagnie de Saint Gobain                                                        179,547          25
      7,300    Credit Commercial de France                                                      309,610          44
      7,345    Groupe Havas SA                                                                  529,831          75
      2,150    Peugeot SA                                                                       208,008          30
      5,016    Remy Cointreau                                                                   120,553          17
     14,259    Rhone-Poulenc SA--Series "A"                                                     582,898          83
      4,948    Societe Generale Paris                                                           552,874          78
      3,000    Societe Nationale Elf Aquitaine SA                                               323,969          46
      4,214    Total SA--Class "B"                                                              426,357          61
--------------------------------------------------------------------------------------------------------------------
                                                                                              4,490,234         637
--------------------------------------------------------------------------------------------------------------------
               Germany--3.4%
     10,300    Bayer AG                                                                         397,214          56
      4,950    Degussa AG                                                                       261,911          37
     23,000    Deutsche Lufthansa AG                                                            442,831          63
      1,500    Karstadt AG                                                                      542,313          77
        450    Mannesmann AG                                                                    200,656          28
     26,850   *Metallgesellschaft AG                                                            555,478          80
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,400,403         341
--------------------------------------------------------------------------------------------------------------------
               Australia--3.1%
     50,892    Amcor, Ltd.                                                                      335,500          48
    167,514    Boral, Ltd.                                                                      523,297          74
     36,751    Broken Hill Proprietary, Ltd.                                                    536,399          77
    108,036   *Crown, Ltd.                                                                      172,382          24
     98,246    Goodman Fielder, Ltd.                                                            143,518          20
    116,000    Pioneer International, Ltd.                                                      444,930          63
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,156,026         306
--------------------------------------------------------------------------------------------------------------------
               Italy--3.0%
     30,900    Arnoldo Mondadori Editore SpA                                                    178,333          25
    163,000    Fiat SpA                                                                         586,278          83
     48,800    Istituto Bancario San Paolo Di Torino                                            355,352          50
     85,000    Stet-Societa Finanziaria Telefonica SpA                                          494,556          70
    159,000    Telecom Italia SpA                                                               475,633          67
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,090,152         295
--------------------------------------------------------------------------------------------------------------------
               Mexico--3.0%
     70,000    Cemex SA CPO                                                                     300,962          43
     54,500   *Corporacion Geo SA--Class "B"                                                    313,797          45
     42,000    Fomento Economico Mexicano SA--Class "B"                                         249,745          35
      9,700    Grupo Televisa SA                                                                146,820          21
  1,020,000    Grupo Financiero Bancomer--Class "B"                                             492,405          69
    109,000    Kimberly Clark de Mexico--Class "A"                                              431,642          61
      4,400    Panamerican Beverages, Inc.--Class "A"                                           144,650          21
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,080,021         295
--------------------------------------------------------------------------------------------------------------------
               Netherlands--2.8%
      2,950    Akzo-Nobel NV                                                                    405,012          57
     20,051    ING Groep NV                                                                     926,144         132
     12,500    PolyGram NV                                                                      657,114          93
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,988,270         282
--------------------------------------------------------------------------------------------------------------------
               Canada--2.6%
     11,200    Alcan Aluminum, Ltd.                                                             385,630          55
     17,600    Canadian Imperial Bank of Commerce                                               441,416          63
     25,700    Canadian Pacific, Ltd.                                                           730,844         103
     17,700    Canwest Global Communications Corporation--Class "A"                             262,181          37
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,820,071         258
--------------------------------------------------------------------------------------------------------------------
               Hong Kong--2.6%
     48,000    Hutchison Whampoa, Ltd.                                                          415,109          59
     44,000    Hysan Development Company, Ltd.                                                  129,774          18
     20,000    New World Development Company, Ltd.                                              119,266          17
     32,400    Sun Hung Kai Properties, Ltd.                                                    389,979          55
     63,000    Swire Pacific, Ltd.--Class "A"                                                   567,195          81
    780,000    Tingyi Holding Company                                                           194,298          28
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,815,621         258
--------------------------------------------------------------------------------------------------------------------
               Finland--2.0%
     18,000    Kesko                                                                            253,663          36
     31,500    Metsa-Serla OY--Class "B"                                                        256,523          36
      7,100    Nokia Corporation--Class "A" (ADR)                                               523,625          75
     15,200    Rauma OY                                                                         348,230          49
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,382,041         196
--------------------------------------------------------------------------------------------------------------------
               Denmark--1.8%
      9,700    Tele Danmark A/S--Class "A" (ADR)                                                253,413          36
     18,500    Unidanmark A/S Regd--Class "A"                                                 1,040,686         148
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,294,099         184
--------------------------------------------------------------------------------------------------------------------
               Switzerland--1.7%
         50   *Ciba Specialty Chemicals Holding, Inc.                                             4,630           1
        227    Nestle AG Regd                                                                   299,895          43
        300    Sairgroup Zurich Regd                                                            336,660          48
        660    Sulzer AG Regd                                                                   565,902          79
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,207,087         171
--------------------------------------------------------------------------------------------------------------------
               Sweden--1.5%
     10,740    Nordbanken AB                                                                    361,130          51
     16,000    Pharmacia & Upjohn, Inc.                                                         540,066          77
      6,100    Sparbanken Sverige AB--Class "A"                                                 135,689          19
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,036,885         147
--------------------------------------------------------------------------------------------------------------------
               Singapore--1.5%
     29,000    Development Bank of Singapore                                                    365,072          52
     55,000    Keppel Corporation, Ltd.                                                         244,255          35
     13,750    Keppel Corporation, Ltd.--Class "A"                                               59,621           8
     50,000    Keppel Fels, Ltd.                                                                169,245          24
     70,000    Keppel Land, Ltd.                                                                186,032          26
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,024,225         145
--------------------------------------------------------------------------------------------------------------------
               Norway--1.3%
     28,078    Nycomed ASA--Class "A"                                                           414,218          59
     26,700    Saga Petroleum ASA--Series "A"                                                   506,953          72
--------------------------------------------------------------------------------------------------------------------
                                                                                                921,171         131
--------------------------------------------------------------------------------------------------------------------
               Ireland--1.2%
     14,649    Allied Irish Banks PLC                                                           111,660          16
     10,000    Bank of Ireland                                                                  110,093          16
    220,000    Jefferson Smurfit Group PLC                                                      640,750          90
--------------------------------------------------------------------------------------------------------------------
                                                                                                862,503         122
--------------------------------------------------------------------------------------------------------------------
               Indonesia--1.1%
    220,000   *Bank Negara Indonesia Foreign Regd                                               140,228          20
    128,000    Jaya Real Property Foreign Regd                                                  172,403          24
    177,000    Kalbe Farma Foreign Regd                                                         236,578          34
      8,000    PT Indostat (ADR)                                                                239,500          34
--------------------------------------------------------------------------------------------------------------------
                                                                                                788,709         112
--------------------------------------------------------------------------------------------------------------------
               Argentina--1.0%
     55,000    Banco de Galicia--Class "B"                                                      365,789          52
     26,000    Quilmes Industrial SA (ADR)                                                      302,250          43
--------------------------------------------------------------------------------------------------------------------
                                                                                                668,039          95
--------------------------------------------------------------------------------------------------------------------
               Brazil--.9%
      6,400    Aracruz Celulose SA (ADR)                                                        130,400          19
      5,000    Centrais Electricas Brasileiras SA-Electrobras (ADR)                             139,799          20
  2,923,000    Telecomunicacoes Brasileiras SA-Telebras                                         395,482          55
--------------------------------------------------------------------------------------------------------------------
                                                                                                665,681          94
--------------------------------------------------------------------------------------------------------------------
               Malaysia--.9%
      1,320   *Bumi Armada BHD                                                                    3,242          --
    120,000    Land & General Holdings BHD                                                      137,868          20
     50,000    Renong BHD                                                                        65,370           9
     32,000    Resorts World BHD                                                                 96,352          14
     86,000    Sime Darby Berhad                                                                286,208          41
     30,000    Sungei Way Holdings Berhad                                                        56,574           8
--------------------------------------------------------------------------------------------------------------------
                                                                                                645,614          92
--------------------------------------------------------------------------------------------------------------------
               Chile--.9%
      3,200    Embotelladora Andina SA--Series "A" (ADR)                                         68,600          10
      6,400    Embotelladora Andina SA--Series "B" (ADR)                                        133,600          19
     11,500    Enersis SA (ADR)                                                                 408,969          58
--------------------------------------------------------------------------------------------------------------------
                                                                                                611,169          87
--------------------------------------------------------------------------------------------------------------------
               New Zealand--.7%
    178,000    Brierley Investments, Ltd.                                                       173,710          25
    134,000    Carter Holt Harvey, Ltd.                                                         346,000          49
--------------------------------------------------------------------------------------------------------------------
                                                                                                519,710          74
--------------------------------------------------------------------------------------------------------------------
               Thailand--.5%
     74,000    Land & House Public Company, Ltd. Foreign Regd                                   154,253          22
     24,000    Siam City Cement Public Company, Ltd. Foreign Regd                                75,043          11
     39,000    Siam Commercial Bank Public Company, Ltd. Foreign Regd                           159,580          22
--------------------------------------------------------------------------------------------------------------------
                                                                                                388,876          55
--------------------------------------------------------------------------------------------------------------------
               Austria--.5%
      2,700    OMV AG                                                                           345,928          49
--------------------------------------------------------------------------------------------------------------------
               Spain--.4%
      2,000    Empresa Nacional de Electricidad SA (ADR)                                        168,219          24
      4,900    Telefonica de Espana                                                             141,932          20
--------------------------------------------------------------------------------------------------------------------
                                                                                                310,151          44
--------------------------------------------------------------------------------------------------------------------
               South Korea--.3%
      3,020    Chosun Brewery Company, Ltd.                                                      78,901          11
      6,302   *Hanwha Chemical Corporation                                                       49,677           7
        130    Samsung Fire & Marine Insurance                                                   48,380           7
      1,300    Shinsegae Department Store                                                        51,239           7
--------------------------------------------------------------------------------------------------------------------
                                                                                                228,197          32
--------------------------------------------------------------------------------------------------------------------
               Philippines--.3%
      2,000    Philippine Long Distance Telephone Company (ADR)                                 128,500          18
    190,000    Pilipino Telephone Corporation                                                    95,437          14
--------------------------------------------------------------------------------------------------------------------
                                                                                                223,937          32
--------------------------------------------------------------------------------------------------------------------
               Peru--.3%
     10,600    Compania de Minas Buenaventura SA (ADR)                                          208,688          30
--------------------------------------------------------------------------------------------------------------------
               Belgium--.2%
      1,550    Credit Communal de Belique SA                                                    166,641          24
--------------------------------------------------------------------------------------------------------------------
               India--.1%
      3,200    Ranbaxy Laboratories, Ltd. (GDR)                                                  75,200          11
--------------------------------------------------------------------------------------------------------------------
               Total Value of Common Stocks (cost $54,946,831)                               65,748,823       9,330
--------------------------------------------------------------------------------------------------------------------
               PREFERRED STOCKS--1.7%
               Brazil--1.2%
  2,291,000    Companhia Energetia de Minas Gerais (CEMIG)                                      115,237          16
 22,882,200    Companhia Paranaense de Energia - Copel--Class "B"                               409,591          58
  1,161,000    Petroleo Brasileiro SA - Petrobras                                               318,115          45
      5,000   *Vale Do Rio Doce--Class "B"                                                           --          --
--------------------------------------------------------------------------------------------------------------------
                                                                                                842,943         119
--------------------------------------------------------------------------------------------------------------------
               Germany--.5%
      3,850    Hornbach Holdings AG                                                             321,471          46
--------------------------------------------------------------------------------------------------------------------
               Total Value of Preferred Stocks (cost $880,888)                                1,164,414         165
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--1.2%
       $350M   United States Treasury Bill, 4.85%, 7/24/97                                      347,414          49
        520M   United States Treasury Bill, 5.04%, 8/7/97                                       516,792          74
--------------------------------------------------------------------------------------------------------------------
               Total Value of U.S. Government Obligations (cost $864,206)                       864,206         123
--------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS--3.2%
      2,282M   Morgan (J.P.) Securities, Inc., 5.95%, 7/1/97 (collateralized by
               U.S. Treasury Notes, 9 1/8%, 5/15/99, valued at $2,339M)
               (cost $2,282,000)                                                              2,282,000         324
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $58,973,925)                                        99.4%   70,059,443       9,942
Other Assets, Less Liabilities                                                         .6       407,772          58
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%  $70,467,215     $10,000
========================================================================================================
============

* Non-income producing

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE INTERNATIONAL SECURITIES FUND

At June 30, 1997, sector diversification of the portfolio was as follows:
-----------------------------------------------------------------------------
                                                  Percentage
Sector Diversification                         of Net Assets            Value
-----------------------------------------------------------------------------
Banks                                                   12.1%      $8,514,250
Drugs                                                    7.2        5,052,276
Retail Trade                                             5.8        4,116,641
Metals & Minerals                                        5.2        3,677,623
Media                                                    5.0        3,540,724
Travel & Leisure                                         4.2        2,955,965
Energy Sources                                           4.2        2,947,956
Food/Beverage/Tobacco                                    4.1        2,904,600
Telephone                                                4.1        2,867,895
Chemicals.                                               3.9        2,722,679
Paper/Forest Products                                    3.4        2,414,516
Machinery & Manufacturing                                3.0        2,141,121
Electronics                                              2.9        2,024,537
Insurance                                                2.8        1,964,494
Real Estate Companies                                    2.7        1,922,312
Electric Utilities                                       2.7        1,898,784
Automotive                                               2.3        1,650,837
Financial Services                                       2.1        1,450,824
Communication Equipment                                  2.0        1,433,610
Electrical Equipment                                     2.0        1,402,782
Aerospace/Defense                                        1.9        1,363,888
Transportation                                           1.9        1,322,580
Computers & Office Equipment                             1.8        1,261,764
Household Products                                       1.6        1,126,501
Business Services                                        1.5        1,069,113
Medical Products                                         1.3          881,673
Energy Services                                           .9          605,495
Pipeline                                                  .8          565,348
Housing                                                   .7          492,595
Entertainment Products.                                   .6          422,354
Software Services                                         .3          197,500
U.S. Treasury Bills                                      1.2          864,206
Repurchase Agreements                                    3.2        2,282,000
-----------------------------------------------------------------------------
Total Value of Investments                              99.4       70,059,443
Other Assets, Less Liabilities                            .6          407,772
-----------------------------------------------------------------------------
Net Assets                                             100.0%     $70,467,215
=============================================================================

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE INVESTMENT GRADE FUND
June 30, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                                                             Amount
                                                                                                           Invested
                                                                                                           For Each
Principal                                                                                                $10,000 of
Amount         Security                                                                           Value  Net Assets
--------------------------------------------------------------------------------------------------------------------
               CORPORATE BONDS--89.7%
               Aerospace/Defense--5.0%
       $300M   Boeing Co., 6.35%, 2003                                                         $295,350        $181
        250M   Lockheed Martin Corp., 7 1/4%, 2006                                              253,282         156
        250M   Rockwell International Corp., 8 3/8%, 2001                                       264,516         163
--------------------------------------------------------------------------------------------------------------------
                                                                                                813,148         500
--------------------------------------------------------------------------------------------------------------------
               Agricultural Products--1.9%
        300M   Archer-Daniels-Midland Co., 7 1/8%, 2013                                         303,340         186
--------------------------------------------------------------------------------------------------------------------
               Automotive--1.5%
        250M   Hertz Corp., 6 3/8%., 2005                                                       239,969         147
--------------------------------------------------------------------------------------------------------------------
               Building Materials--.7%
        100M   Masco Corp., 9%, 2001                                                            107,990          66
--------------------------------------------------------------------------------------------------------------------
               Chemicals--3.4%
        250M   Du Pont (E.I.) de Nemours & Co., 8 1/8%, 2004                                    268,972         165
        300M   Lubrizol Corp., 7 1/4%, 2025                                                     290,783         179
--------------------------------------------------------------------------------------------------------------------
                                                                                                559,755         344
--------------------------------------------------------------------------------------------------------------------
               Conglomerates--3.5%
        300M   Hanson Overseas, B.V., 7 3/8%, 2003                                              306,451         188
        250M   Tenneco, Inc., 7 7/8%, 2027                                                      258,986         159
--------------------------------------------------------------------------------------------------------------------
                                                                                                565,437         347
--------------------------------------------------------------------------------------------------------------------
               Consumer Non-Durables--2.0%
        300M   American Home Products Corp., 7.9%, 2005                                         318,529         196
--------------------------------------------------------------------------------------------------------------------
               Consumer Products--1.5%
        250M   Mattel, Inc., 6 3/4%, 2000                                                       250,366         154
--------------------------------------------------------------------------------------------------------------------
               Electric & Gas Utilities--8.6%
        250M   Baltimore Gas & Electric Co., 6 1/2%, 2003                                       246,574         152
        250M   Duke Energy Corp., 5 7/8%, 2003                                                  237,980         146
        200M   Kansas Gas & Electric Co., 7.6%, 2003                                            206,363         127
         75M   Old Dominion Electric Cooperative, 7.97%, 2002                                    77,508          48
        300M   Pennsylvania Power & Light Co., 6 7/8%, 2003                                     298,876         183
        250M   Philadelphia Electric Co., 8%, 2002                                              261,200         161
         75M   Southwestern Electric Power Co., 7%, 2007                                         75,133          46
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,403,634         863
--------------------------------------------------------------------------------------------------------------------
               Energy--2.0%
        315M   Baroid Corp., 8%, 2003                                                           332,553         204
--------------------------------------------------------------------------------------------------------------------
               Energy Exploration/Production--1.5%
        250M   Phillips Petroleum Co., 7.2%, 2023                                               240,450         148
--------------------------------------------------------------------------------------------------------------------
               Entertainment/Leisure--1.8%
        300M   Walt Disney Co., 6 3/4%, 2006                                                    297,118         183
--------------------------------------------------------------------------------------------------------------------
               Financial Services--14.2%
         40M   BankAmerica Corp., 9 1/2%, 2001                                                   43,617          27
        200M   Barnett Banks, Inc., 8 1/2%, 1999                                                206,743         127
        300M   Chemical Bank, Inc., 7%, 2005                                                    299,685         185
        200M   Citicorp, 8%, 2003                                                               210,643         129
        300M   First Union Corp., 8 1/8%, 2002                                                  315,726         195
        250M   Fleet Capital, 7.92%, 2026                                                       246,337         151
        300M   KeyCorp, 7 1/2%, 2006                                                            306,487         188
        250M   Mellon Bank N.A., 6 1/2%, 2005                                                   240,510         148
         50M   Meridian Bancorp, 7 7/8%, 2002                                                    52,177          32
         75M   Morgan Guaranty Trust Co., 7 3/8%, 2002                                           76,771          47
        300M   NationsBank Corp., 8 1/8%, 2002                                                  316,317         194
--------------------------------------------------------------------------------------------------------------------
                                                                                              2,315,013       1,423
--------------------------------------------------------------------------------------------------------------------
               Food Services--1.5%
        250M   McDonald's Corp., 6 5/8%, 2005                                                   245,083         151
--------------------------------------------------------------------------------------------------------------------
               Food/Beverage/Tobacco--4.8%
        250M   Anheuser-Busch Companies, Inc., 7%, 2005                                         250,577         154
         25M   Coca-Cola Enterprises, Inc., 7 7/8%, 2002                                         26,148          16
        300M   Hershey Foods Corp., 6.7%, 2005                                                  294,344         181
        200M   Philip Morris Companies, Inc., 7 1/8%, 2002                                      201,760         124
--------------------------------------------------------------------------------------------------------------------
                                                                                                772,829         475
--------------------------------------------------------------------------------------------------------------------
               Gas Transmission--3.7%
        300M   Columbia Gas System, Inc., 6.8%, 2005                                            295,749         182
        300M   Enron Corp., 7 1/8%, 2007                                                        301,148         185
--------------------------------------------------------------------------------------------------------------------
                                                                                                596,897         367
--------------------------------------------------------------------------------------------------------------------
               Healthcare--1.0%
        150M   Tenet Healthcare Corp., 10 1/8%, 2005                                            163,500         100
--------------------------------------------------------------------------------------------------------------------
               Investment/Finance Companies--5.8%
        300M   Associates Corp. of North America, 7 7/8%, 2001                                  312,600         192
        300M   General Electric Capital Corp., 7 7/8%, 2006                                     320,564         197
        300M   General Motors Acceptance Corp., 7 1/8%, 1999                                    304,081         187
--------------------------------------------------------------------------------------------------------------------
                                                                                                937,245         576
--------------------------------------------------------------------------------------------------------------------
               Media/Cable Television--5.2%
        300M   New York Times Co., Inc., 7 5/8%, 2005                                           310,658         191
        250M   News America Holdings, Inc., 8 1/2%, 2005                                        266,895         164
        250M   PanAmSat Capital Corp., 9 3/4%, 2000                                             261,875         161
--------------------------------------------------------------------------------------------------------------------
                                                                                                839,428         516
--------------------------------------------------------------------------------------------------------------------
               Paper/Forest Products--1.6%
        250M   Temple Inland, Inc., 9%, 2001                                                    269,464         166
--------------------------------------------------------------------------------------------------------------------
               Retail-Food/Drug--1.9%
        300M   Kroger Co., 8 1/2%, 2003                                                         314,876         193
--------------------------------------------------------------------------------------------------------------------
               Retail-General Merchandise--2.0%
        300M   Wal-Mart Stores, Inc., 8%, 2006                                                  324,572         199
--------------------------------------------------------------------------------------------------------------------
               Technology--3.2%
        250M   International Business Machines Corp., 7%, 2025                                  237,125         146
        275M   Xerox Corp., 7.15%, 2004                                                         278,598         171
--------------------------------------------------------------------------------------------------------------------
                                                                                                515,723         317
--------------------------------------------------------------------------------------------------------------------
               Telephone--9.5%
        250M   GTE Corp., 7.9%, 2027                                                            253,240         156
        350M   MCI Communication Corp., 7 1/2%, 2004                                            364,398         223
        250M   MFS Communications Co., Inc., 0%-8 7/8%, 2006                                    198,438         122
        250M   New Jersey Bell Telephone Co., 7 3/8%, 2012                                      247,741         152
        300M   New York Telephone Co., 7 1/4%, 2024                                             285,815         176
        200M   Pacific Bell Telephone Co., 7%, 2004                                             201,593         124
--------------------------------------------------------------------------------------------------------------------
                                                                                              1,551,225         953
--------------------------------------------------------------------------------------------------------------------
               Transportation--1.9%
        300M   Norfolk Southern Corp., 7.35%, 2007                                              306,974         189
--------------------------------------------------------------------------------------------------------------------
               Total Value of Corporate Bonds (cost $14,593,911)                             14,585,118       8,963
--------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS--6.0%
      1,000M   United States Treasury Bond, 6 5/8%, 2027 (cost $955,313)                        978,437         601
--------------------------------------------------------------------------------------------------------------------
               SHORT-TERM CORPORATE NOTES--1.5%
        250M   McCormick & Company, Inc., 6.05%, 7/1/97 (cost $250,000)                         250,000         154
--------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $15,799,224)                                        97.2%   15,813,555       9,718
Other Assets, Less Liabilities                                                        2.8       459,152         282
--------------------------------------------------------------------------------------------------------------------
Net Assets                                                                          100.0%  $16,272,707     $10,000
========================================================================================================
============

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2007 FUND
June 30, 1997

                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
     Principal                                                                                             $10,000 of
        Amount     Security                                                                      Value     Net Assets
----------------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--55.2%
                   Agency For International Development-Israel:
           $570M   2/15/07                                                                    $297,814           $180
            119M   3/15/07                                                                      61,796             37
          1,513M   8/15/07                                                                     762,817            460
            181M   10/1/07                                                                      90,412             55
          1,000M   11/15/07                                                                    495,291            299
            980M   2/15/08                                                                     476,188            287
            493M   Federal Judiciary Office Building, 2/15/2007                                253,483            153
                   Federal National Mortgage Association:
            215M   2/1/08                                                                      103,922             63
          1,030M   8/1/08                                                                      479,945            290
          4,536M   Government Trust Certificate, 11/15/2007                                  2,246,640          1,355
            586M   International Bank for Reconstruction & Development, 8/15/2007              289,720            175
          4,600M   Resolution Funding Corporation, 10/15/2007                                2,307,894          1,392
          2,600M   Tennessee Valley Authority, 11/1/2007                                     1,281,834            773
----------------------------------------------------------------------------------------------------------------------
                   Total Value of U.S. Government Agency Zero Coupon
                   Obligations (cost $9,239,563)                                             9,147,756          5,519
----------------------------------------------------------------------------------------------------------------------
                   U.S. TREASURY ZERO COUPON OBLIGATIONS -- 41.9%
            200M   Treasury Investors Growth Receipts, 11/15/2007                              100,056             60
         13,600M   U.S. Treasury Strips, 11/15/2007                                          6,851,802          4,134
----------------------------------------------------------------------------------------------------------------------
                   Total Value of U.S. Treasury Zero Coupon
                   Obligations (cost $6,984,382)                                             6,951,858          4,194
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $16,223,945)                                      97.1%    16,099,614          9,713
Other Assets, Less Liabilities                                                      2.9        474,880            287
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%   $16,574,494        $10,000
========================================================================================================
==============

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE TARGET MATURITY 2010 FUND
June 30, 1997
----------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
     Principal                                                                                             $10,000 of
        Amount     Security                                                                      Value     Net Assets
----------------------------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT AGENCY ZERO COUPON OBLIGATIONS--62.5%
                   Agency For International Development-Israel:
          $603M    8/15/10                                                                    $243,499           $727
           495M    9/15/10                                                                     198,585            593
           400M    Federal National Mortgage Association, 2/1/2011                             154,447            461
           950M    Government Trust Certificate, 11/15/2010                                    376,134          1,123
         1,600M    Resolution Funding Corporation, 1/15/2011                                   630,990          1,884
         1,250M    Tennessee Valley Authority, 11/1/2010                                       490,485          1,465
----------------------------------------------------------------------------------------------------------------------
                   Total Value of U.S. Government Agency Zero Coupon
                   Obligations (cost $2,041,059)                                             2,094,140          6,253
----------------------------------------------------------------------------------------------------------------------
                   U.S. TREASURY ZERO COUPON OBLIGATIONS--30.3%
         2,500M    U.S. Treasury Strips, 11/15/2010 (cost $1,015,142)                        1,013,113          3,027
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $3,056,201)                                       92.8%     3,107,253          9,280
Other Assets, Less Liabilities                                                      7.2        241,082            720
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%    $3,348,335        $10,000
========================================================================================================
==============

See notes to financial statements





Portfolio of Investments
FIRST INVESTORS LIFE UTILITIES INCOME FUND
June 30, 1997
----------------------------------------------------------------------------------------------------------------------
                                                                                                               Amount
                                                                                                             Invested
                                                                                                             For Each
                                                                                                           $10,000 of
        Shares     Security                                                                      Value     Net Assets
----------------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS--94.9%
                   Electric Power--43.3%
          4,500  * AES Corporation                                                            $318,375           $118
         11,900    American Electric Power Company, Inc.                                       499,800            185
          8,700    Baltimore Gas & Electric Company                                            232,181             86
          6,700    CalEnergy Company, Inc.                                                     254,600             94
          6,000    Carolina Power & Light Company                                              215,250             80
         11,800    CINergy Corporation                                                         410,788            152
         11,100    CMS Energy Corporation                                                      391,275            145
          8,800    Consolidated Edison Company of New York, Inc.                               259,050             96
         15,000    DPL, Inc.                                                                   369,375            137
         12,650    DQE, Inc.                                                                   357,363            132
         13,200    Duke Energy Corporation                                                     632,775            234
         13,600    Edison International                                                        338,300            125
          2,400    Empresa Nacional de Electricidad SA (ADR)                                   204,150             76
          4,500    Enersis SA (ADR)                                                            160,031             59
          5,000    Florida Progress Corporation                                                156,563             58
         13,600    FPL Group, Inc.                                                             626,450            232
          9,000    GPU, Inc.                                                                   322,875            120
          8,500    Houston Industries, Inc.                                                    182,219             68
          5,000    Illinova Corporation                                                        110,000             41
          6,300    IPALCO Enterprise, Inc.                                                     196,875             73
          4,000    Kansas City Power & Light Company                                           114,250             42
          6,500    KU Energy Corporation                                                       221,813             82
         10,500    MDU Resources Group, Inc.                                                   252,000             93
          3,600    National Power PLC (ADR)                                                    126,675             47
         12,800    NIPSCO Industries, Inc.                                                     528,800            196
          5,000    Northern States Power Company                                               258,750             96
         12,600    OGE Energy Corporation                                                      573,300            212
         16,500    PacifiCorp                                                                  363,000            134
         13,500    Public Service Company of Colorado                                          560,250            208
         12,108    Puget Sound Energy, Inc.                                                    320,862            119
         16,000    Scana Corporation                                                           397,000            147
         16,700    Sierra Pacific Resources                                                    534,400            198
         14,500    Southern Company                                                            317,187            118
         12,100    Teco Energy, Inc.                                                           309,306            115
          8,000    Union Electric Company                                                      301,500            112
          9,200    UtiliCorp United, Inc.                                                      267,950             99
----------------------------------------------------------------------------------------------------------------------
                                                                                            11,685,338          4,329
----------------------------------------------------------------------------------------------------------------------
                   Energy--1.6%
          2,300    Louisiana Land and Exploration Company                                      131,387             49
          2,500    Noble Affiliates, Inc.                                                       96,719             36
          6,600    Tosco Corporation                                                           197,587             73
----------------------------------------------------------------------------------------------------------------------
                                                                                               425,693            158
----------------------------------------------------------------------------------------------------------------------
                   Natural Gas--24.8%
          9,000    AGL Resources, Inc.                                                         185,625             69
         10,500  * Calpine Corporation                                                         199,500             74
          5,000    CMS Energy Corporation--Class "G"                                            99,375             37
         10,000    Coastal Corporation                                                         531,875            197
          4,600    Columbia Gas System, Inc.                                                   300,150            111
          4,400    Consolidated Natural Gas Company                                            236,775             88
          3,800    Eastern Enterprises                                                         131,813             49
          6,800    El Paso Natural Gas Company                                                 374,000            138
          3,500    Energen Corporation                                                         117,906             44
          9,200    Enron Corporation                                                           375,475            138
          7,000    Equitable Resources, Inc.                                                   198,625             74
          6,000    KN Energy, Inc.                                                             252,750             94
          8,800    MCN Energy Group, Inc.                                                      269,500            100
          5,900    National Fuel Gas Company                                                   247,431             92
          6,300    New Jersey Resources Corporation                                            197,663             73
          5,700    NICOR, Inc.                                                                 204,488             76
          5,400    Oneok, Inc.                                                                 173,813             64
          6,600    Pacific Enterprises                                                         221,925             82
          3,500    People's Energy Corporation                                                 131,031             49
          5,000    Piedmont Natural Gas Company, Inc.                                          128,438             48
          6,600    Questar Corporation                                                         266,475             99
          7,900    Southwest Gas Corporation                                                   157,013             58
         11,250  * Tejas Gas Corporation                                                       441,563            163
          5,000    TransCanada Pipelines, Ltd.                                                 100,625             37
          8,100    UGI Corporation                                                             179,213             66
          6,000    Washington Gas & Light Company                                              150,750             56
          5,000    Westcoast Energy, Inc.                                                       90,938             34
          7,500    Western Gas Resources, Inc.                                                 146,250             54
          6,900    WICOR, Inc.                                                                 268,668            100
          7,000    Williams Companies, Inc.                                                    306,250            113
----------------------------------------------------------------------------------------------------------------------
                                                                                             6,685,903          2,477
----------------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trust--.4%
          3,200    Simon DeBartolo Group, Inc.                                                 102,400             38
----------------------------------------------------------------------------------------------------------------------
                   Telecommunications--2.3%
          5,000    Ericsson (L.M.) Telephone Company--Class "B" (ADR)                          196,875             73
          4,100    Lucent Technologies, Inc.                                                   295,455            109
          4,000    Teleport Communications Group, Inc.--Class "A"                              136,500             51
----------------------------------------------------------------------------------------------------------------------
                                                                                               628,830            233
----------------------------------------------------------------------------------------------------------------------
                   Telephone/Utilities--22.5%
          8,700    Ameritech Corporation                                                       591,055            219
          9,000    Bell Atlantic Corporation                                                   682,875            253
         11,900    BellSouth Corporation                                                       551,863            204
          8,500    Century Telephone Enterprises                                               286,344            106
          4,600    Cia. de Telecomunicaciones de Chile SA (ADR)                                151,800             56
          5,800    Cincinnati Bell, Inc.                                                       182,700             68
         11,400    GTE Corporation                                                             500,175            185
          5,000    MCI Communications Corporation                                              191,407             71
          6,200    NYNEX Corporation                                                           357,275            132
         12,600    SBC Communications, Inc.                                                    779,625            289
          2,900    Sprint Corporation                                                          152,613             57
          2,000    Stet-Societa' Finanziaria Telefonica SpA                                    116,750             43
            900    Telecomunicacoes Brasileiras SA--Telebras (ADR)                             136,575             51
          3,500    Telefonica de Argentina SA (ADR)                                            121,187             45
          2,900    Telefonica de Espana SA (ADR)                                               250,125             93
          3,400    Telefonos de Mexico SA (ADR)                                                162,350             60
          4,300    Telephone and Data Systems, Inc.                                            163,131             60
         11,100    US West Communications Group                                                418,330            155
          8,900    WorldCom, Inc.                                                              284,800            106
----------------------------------------------------------------------------------------------------------------------
                                                                                             6,080,980          2,253
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $22,290,796)                                    94.9%    25,609,144          9,488
Other Assets, Less Liabilities                                                      5.1      1,381,071            512
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0%   $26,990,215        $10,000
========================================================================================================
==============

* Non-income producing

See notes to financial statements






Statement of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUND
June 30, 1997

----------------------------------------------------------------------------------------------------------------
                                                                        CASH
                                                  BLUE CHIP        MANAGEMENT        DISCOVERY        GOVERNMENT
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                             $ 95,508,615        $4,521,235      $70,696,597        $8,775,917
                                               ============      ============     ============      ============
At value (Note 1A)                             $129,356,950        $4,521,235      $83,738,584        $8,854,940
Cash                                                182,226            41,028          236,924            69,633
Receivables:
Trust shares sold                                   391,768                --          167,933             5,119
Investment securities sold                          359,061                --          285,993
Interest and dividends                               77,263             9,671           53,534            78,624
Other assets                                          5,046               644              578                --
                                               ------------      ------------     ------------      ------------
Total Assets                                    130,372,314         4,572,578       84,483,546         9,008,316
                                               ------------      ------------     ------------      ------------

Liabilities
Payables:
Investment securities purchased                     787,933                --          425,680                --
Trust shares redeemed                                15,765             5,729           44,153            29,346
Dividend payable                                         --            18,681               --                --
Accrued advisory fee                                 79,122             2,274           50,712             4,504
Accrued expenses                                         --               439              519             1,106
                                               ------------      ------------     ------------      ------------
Total Liabilities                                   882,820            27,123          521,064            34,956
                                               ------------      ------------     ------------      ------------

Net Assets                                     $129,489,494        $4,545,455      $83,962,482        $8,973,360
                                               ============      ============     ============      ============

Net Assets Consist of:
Capital paid in                                $ 88,851,623        $4,545,455      $66,845,318        $9,312,761
Undistributed net investment income                 613,529                --          127,555           309,891
Accumulated net realized gain (loss) on
investments and foreign currency transactions     6,176,007                --        3,947,622          (728,315)
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                               33,848,335                --       13,041,987            79,023
                                               ------------      ------------     ------------      ------------
Total                                          $129,489,494        $4,545,455      $83,962,482        $8,973,360
                                               ============      ============     ============      ============

Shares of beneficial interest outstanding
(Note 2)                                          5,931,756         4,545,455        3,261,498           913,228
                                               ============      ============     ============      ============

Net asset value, offering and redemption
price per share (Net assets divided by
shares outstanding)                                  $21.83             $1.00           $25.74             $9.83
                                                     ======            ======           ======            ======




----------------------------------------------------------------------------------------------------------------
                                                                                 INTERNATIONAL       INVESTMENT
                                                     GROWTH        HIGH YIELD       SECURITIES            GRADE
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                             $ 75,052,797       $51,712,111      $58,973,925       $15,799,224
                                               ============      ============     ============      ============
At value (Note 1A)                             $103,858,290       $54,325,085      $70,059,443       $15,813,555
Cash                                                 69,369           502,797           10,994           189,329
Receivables:
Trust shares sold                                   241,243           100,318          223,368             9,374
Investment securities sold                          105,642                --          219,738
Interest and dividends                               81,582           868,921          232,485           275,756
Other assets                                          4,465               792              132                --
                                               ------------      ------------     ------------      ------------
Total Assets                                    104,360,591        55,797,913       70,746,160        16,288,014
                                               ------------      ------------     ------------      ------------

Liabilities
Payables:
Investment securities purchased                      88,786         1,274,278          187,073                --
Trust shares redeemed                                20,734            33,240           11,655             5,265
Dividend payable                                         --                --               --                --
Accrued advisory fee                                 63,534            33,869           43,032             8,140
Accrued expenses                                         --             4,883           37,185             1,902
                                               ------------      ------------     ------------      ------------
Total Liabilities                                   173,054         1,346,270          278,945            15,307
                                               ------------      ------------     ------------      ------------

Net Assets                                     $104,187,537       $54,451,643      $70,467,215       $16,272,707
                                               ============      ============     ============      ============
Net Assets Consist of
Capital paid in                                $ 73,407,772       $50,849,896      $55,557,525       $15,833,716
Undistributed net investment income                 299,240         2,225,591          526,742           523,725
Accumulated net realized gain (loss)
investments and foreign currency transactions     1,675,032        (1,236,818)       3,295,594           (99,065)
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                               28,805,493         2,612,974       11,087,354            14,331
                                               ------------      ------------     ------------      ------------
Total                                          $104,187,537       $54,451,643      $70,467,215       $16,272,707
                                               ============      ============     ============      ============

Shares of beneficial interest outstanding
(Note 2)                                          3,913,894         4,747,621        4,060,006         1,487,855
                                               ============      ============     ============      ============

Net asset value, offering and redemption
price per share (Net assets divided by
shares outstanding)                                  $26.62            $11.47           $17.36            $10.94
                                                     ======            ======           ======            ======


----------------------------------------------------------------------------------------------------------------
                                                     TARGET            TARGET         UTILITIES
                                              MATURITY 2007     MATURITY 2010            INCOME
----------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                              $16,223,945        $3,056,201       $22,290,796
                                               ============      ============      ============
At value (Note 1A)                              $16,099,614        $3,107,253       $25,609,144
Cash                                                379,690           204,485         1,279,516
Receivables:
Trust shares sold                                   103,470            38,204            63,984
Investment securities sold                               --                --                --
Interest and dividends                                   --                --            54,447
Other assets                                             --                --                --
                                               ------------      ------------     -------------
Total Assets                                     16,582,774         3,349,942        27,007,091
                                               ------------      ------------      ------------

Liabilities
Payables:                                                --                --                --
Investment securities purchased                          --                --             3,032
Trust shares redeemed                                    --                --                --
Dividend payable                                      8,130             1,595            13,245
Accrued advisory fee                                    150                12               599
Accrued expenses                               ------------      ------------      ------------
Total Liabilities                                     8,280             1,607            16,876
                                               ------------      ------------      ------------
Net Assets                                      $16,574,494        $3,348,335       $26,990,215
                                               ============      ============      ============

Net Assets Consist of:
Capital paid in                                 $16,353,193        $3,206,487       $22,890,867
Undistributed net investment income                 463,700            87,010           406,289
Accumulated net realized gain (loss)
investments and foreign currency transactions      (118,068)            3,786           374,711
Net unrealized appreciation (depreciation) of
investments and translation of assets in
foreign currencies                                 (124,331)           51,052         3,318,348
                                               ------------      ------------      ------------
Total                                           $16,574,494        $3,348,335       $26,990,215
                                               ============      ============      ============

Shares of beneficial interest outstanding
(Note 2)                                          1,462,994           302,083         2,144,447
                                               ============      ============      ============

Net asset value, offering and redemption
price per share (Net assets divided by
shares outstanding)                                  $11.33            $11.08            $12.59
                                                     ======            ======            ======

See notes to financial ststements






Statement of Operations
FIRST INVESTORS LIFE SERIES FUND
Six Months Ended June 30, 1997


----------------------------------------------------------------------------------------------------------------------------
                                                             CASH
                                        BLUE CHIP      MANAGEMENT      DISCOVERY      GOVERNMENT      GROWTH      HIGH YIELD
----------------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                               $  284,856        $120,704     $  234,881        $337,978  $    79,739     $2,242,970
Dividends                                 795,285              --        207,549              --      594,823        151,362+
Consent fees                                   --              --             --              --           --         49,125
                                       ----------      ----------     ----------      ----------   ----------     ----------
Total income                            1,080,141         120,704        442,430         337,978      674,562      2,443,457
                                       ----------      ----------     ----------      ----------   ----------     ----------
Expenses (Notes 1 and 5):
Advisory fee                              424,476          16,399        278,040          33,659      334,429        193,097
Professional fees                          11,779           2,596          9,448           2,258        9,439          8,382
Reports to shareholders                    10,463             406          7,010             314        8,118          4,859
Custodian fees                              8,627           2,616          9,875           3,309       10,062          4,854
Other expenses                              7,046             652          6,733           1,717        3,556          3,453
                                       ----------      ----------     ----------      ----------   ----------     ----------
Total expenses                            462,391          22,669        311,106          41,257      365,604        214,645
Less: Expenses waived or assumed               --          (8,902)            --         (12,918)          --             --
Custodian fees paid indirectly             (8,627)             --         (9,875)         (1,449)      (1,879)        (3,199)
                                       ----------      ----------     ----------      ----------   ----------     ----------
Expenses--net                             453,764          13,767        301,231          26,890      363,725        211,446
                                       ----------      ----------     ----------      ----------   ----------     ----------
Net investment income                     626,377         106,937        141,199         311,088      310,837      2,232,011
                                       ----------      ----------     ----------      ----------   ----------     ----------

Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions (Note 3):
Net realized gain (loss) on investments
and foreign currency transactions       6,193,308              --      4,011,309         (42,478)   1,693,661        442,907
Net unrealized appreciation
(depreciation) of investments and
translation of assets in
foreign currencies                     10,912,122              --      2,329,185          22,027   13,047,852       (201,445)
                                       ----------      ----------     ----------      ----------   ----------     ----------
Net gain (loss) from investments and
foreign currency                       17,105,430              --      6,340,494         (20,451)  14,741,513        241,462
                                       ----------      ----------     ----------      ----------   ----------     ----------
Net Increase in Net Assets
Resulting from Operations             $17,731,807        $106,937     $6,481,693        $290,637  $15,052,350     $2,473,473
                                      ===========     ===========    ===========     ===========  ===========    ===========


-------------------------------------------------------------------------------------------------------------------
                                    INTERNATIONAL       INVESTMENT         TARGET         TARGET          UTILITIES
                                       SECURITIES            GRADE  MATURITY 2007       MATURITY 2010*       INCOME
-------------------------------------------------------------------------------------------------------------------
Investment Income
Income:
Interest                               $   89,005         $575,305       $513,720        $96,482         $   22,902
Dividends                                 834,178(a)            --             --             --            459,529
Consent fees                                   --               --             --             --                 --
                                       ----------       ----------     ----------     ----------         ----------
Total income                              923,183          575,305        513,720         96,482            482,431
                                       ----------       ----------     ----------     ----------         ----------
Expenses (Notes 1 and 5):
Advisory fee                              232,501           60,475         57,480         10,670             93,690
Professional fees                           6,365            3,867          3,282          1,229              4,764
Reports to shareholders                     6,491              487            531             97                852
Custodian fees                             81,986            2,060            967            282              3,777
Other expenses                              8,518            1,711          1,766            453              2,713
                                       ----------       ----------     ----------     ----------         ----------
Total expenses                            335,861           68,600         64,026         12,731            105,796
Less: Expenses waived or assumed               --          (18,945)       (17,092)        (3,914)           (26,656)
Custodian fees paid indirectly                 --           (1,250)          (934)          (276)            (3,619)
                                       ----------       ----------     ----------     ----------         ----------
Expenses--net                             335,861           48,405         46,000          8,541             75,521
                                       ----------       ----------     ----------     ----------         ----------
Net investment income                     587,322          526,900        467,720         87,941            406,910
                                       ----------       ----------     ----------     ----------         ----------

Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Transactions (Note 3):
Net realized gain (loss) on investments
and foreign currency transactions       3,254,773(b)       (34,574)        (6,271)         3,786            379,007
Net unrealized appreciation
(depreciation) of investments and
translation of assets in foreign
currencies                              3,528,859(c)       (21,594)      (183,740)       (40,397)           557,656
                                       ----------       ----------     ----------     ----------         ----------
Net gain (loss) from investments and
foreign currency                        6,783,632          (56,168)      (190,011)       (36,612)           936,663
                                       ----------       ----------     ----------     ----------         ----------
Net Increase in Net Assets investments
Resulting from Operations              $7,370,954         $470,732       $277,709        $51,330         $1,343,573
                                      ===========      ===========    ===========    ===========        ===========

(a) Net of $54,512 foreign taxes withheld
(b) Includes net realized loss of $2,311 on foreign currency transactions foreign currency transactions
(c) Includes $1,836 of net unrealized appreciation on translation of assets in foreign currencies
  + See Note 1H

See notes to financial statements





Statement of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUND

--------------------------------------------------------------------------------------------------------------------------
                                                       Blue Chip               Cash Management              Discovery
                                                -----------------------   -----------------------    ---------------------
                                                 1/1/97 to                1/1/97 to                  1/1/97 to
                                                   6/30/97         1996     6/30/97          1996      6/30/97        1996
--------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations
Net investment income                         $    626,377 $  1,134,680   $  106,937   $   191,090  $   141,199 $   379,609
Net realized gain (loss) on investments          6,193,308    4,724,627           --            --    4,011,309   3,299,510
Net unrealized appreciation (depreciation)
of investments                                  10,912,122   10,323,427           --            --    2,329,185   3,592,400
                                               -----------  -----------  -----------   -----------  ----------- -----------
Net increase in net assets resulting
from operations.                                17,731,807   16,182,734      106,937       191,090    6,481,693   7,271,519
                                               -----------  -----------  -----------   -----------  ----------- -----------

Distributions to Shareholders:
Net investment income                           (1,146,249)  (1,020,182)    (106,937)     (191,090)    (392,699)   (254,154)
Net realized gain on investments                (4,741,304)  (1,953,044)          --            --   (3,359,762) (2,006,247)
                                               -----------  -----------  -----------   -----------  ----------- -----------
Total distributions                             (5,887,553)  (2,973,226))   (106,937)     (191,090)  (3,752,461) (2,260,401)
                                               -----------  -----------  -----------   -----------  ----------- -----------
Trust Share Transactions(a)
Proceeds from shares sold                       12,314,588   19,440,335    1,299,029     3,660,848    7,725,674  14,650,798
Value of distributions reinvested                5,887,553    2,973,227       88,256       191,090    3,752,461   2,260,401
Cost of shares redeemed                           (634,929)  (2,444,786)  (1,138,362)   (3,716,970)  (1,143,895) (1,923,260)
                                               -----------  -----------  -----------   -----------  ----------- -----------
Net increase (decrease) from trust
share transactions                              17,567,212   19,968,776      248,923       134,968   10,334,240  14,987,939
                                               -----------  -----------  -----------   -----------  ----------- -----------
Net increase (decrease) in net assets           29,411,466   33,178,284      248,923       134,968   13,063,472  19,999,057
Net Assets
Beginning of period                            100,078,028   66,899,744    4,296,532     4,161,564   70,899,010  50,899,953
                                               -----------  -----------  -----------   -----------  ----------- -----------
End of period+                                $129,489,494 $100,078,028  $ 4,545,455   $ 4,296,532  $83,962,482 $70,899,010
                                              ============ ============  ===========   ===========  =========== ===========
+Includes undistributed net investment
income of                                     $    613,529 $  1,133,401  $        --   $        --  $   127,555 $   379,055
                                              ============ ============  ===========   ===========  =========== ===========
(a)Trust Shares Issued and Redeemed
Sold                                               605,353    1,083,789    1,299,067     3,660,848      320,789     623,364
Issued for distributions reinvested                294,819      175,515       88,218       191,090      158,198     100,062
Redeemed                                           (30,715)    (137,254)  (1,138,362)   (3,716,970)     (46,738)    (81,422)
                                               -----------  -----------  -----------   -----------  ----------- -----------
Net increase (decrease) in trust
shares outstanding                                 869,457    1,122,050      248,923       134,968      432,249     642,004
                                              ============ ============  ===========   ===========  =========== ===========


------------------------------------------------------------------------------------------------------------
                                                      Government                       Growth
                                              -----------------------         -----------------------
                                              1/1/97 to                       1/1/97 to
                                                6/30/97          1996           6/30/97          1996
------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations
Net investment income                         $ 311,088  $  618,623         $   310,837   $   584,948
Net realized gain (loss) on investments         (42,478)   (251,224)          1,693,661     6,150,722
Net unrealized appreciation (depreciation)
of investments                                   22,027     (44,522)         13,047,852     7,441,191
                                              ---------   ---------         -----------     ---------
Net increase in net assets resulting
from operations.                                290,637     322,877          15,052,350    14,176,861
                                              ---------   ---------         -----------    ----------
Distributions to Shareholders:
Net investment income                          (596,590)   (593,694)           (596,375)     (459,017)
Net realized gain on investments                     --          --          (6,162,536)   (1,505,267)
                                              ---------   ---------         -----------    ----------
Total distributions                            (596,590)   (593,694)         (6,758,911)   (1,964,284)
                                              ---------   ---------         -----------    ----------

Trust Share Transactions(a)

Proceeds from shares sold                       405,198   1,075,016          10,781,475    14,976,944
Value of distributions reinvested               596,590     593,694           6,758,911     1,964,284
Cost of shares redeemed                        (746,898) (1,873,657)           (452,598)   (1,518,718)
                                              ---------   ---------         -----------    ----------

Net increase (decrease) from trust              254,890    (204,947)         17,087,788    15,422,510
                                              ---------   ---------         -----------    ----------
Net increase (decrease) in net assets           (51,063)   (475,764)         25,381,227    27,635,087

Net Assets
Beginning of period                           9,024,423   9,500,187          78,806,310    51,171,223
                                              ---------   ---------         -----------    ----------
End of period+                               $8,973,360 $ 9,024,423        $104,187,537   $78,806,310
                                             ========== ===========        ============   ===========
+Includes undistributed net investment
income of                                    $  309,891 $   595,393        $    299,240   $   584,778
                                             ========== ===========        ============   ===========

(a)Trust Shares Issued and Redeemed
Sold                                             41,084     108,024             438,651       683,046
Issued for distributions reinvested              62,209      60,767             284,586        95,585
Redeemed                                        (75,465)   (186,705)            (18,064)      (69,590)
                                              ---------   ---------         -----------    ----------
Net increase (decrease) in trust
shares outstanding                               27,828     (17,914)            705,173       709,041


-------------------------------------------------------------------------------------------------------------------------
                                                                                                     INTERNATIONAL
                                                      HIGH YIELD                                       SECURITIES
                                            -----------------------------                      --------------------------
                                            1/1/97 to                                          1/1/97 to
                                              6/30/97                1996                        6/30/97             1996
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                      $2,232,011        $ 4,255,464                    $   587,322      $   606,472
Net realized gain (loss) on
investments and
foreign currency transactions                 442,907           (443,404)                     3,254,773        5,267,040
Net unrealized appreciation
(depreciation) of investments
and translation of assets in
foreign currencies                           (201,445)         1,579,035                      3,528,859        1,100,316
                                          -----------        -----------                    -----------      -----------
Net increase (decrease) in
net assets resulting
from operations                             2,473,473          5,391,095                      7,370,954        6,973,828
                                          -----------        -----------                    -----------      -----------

Distributions to Shareholders:
Net investment income                      (4,259,486)        (3,666,317)                      (671,804)        (497,039)
Net realized gain on investments                   --                 --                     (5,219,395)      (1,333,455)
                                          -----------        -----------                    -----------      -----------
Total distributions                        (4,259,486)        (3,666,317)                    (5,891,199)      (1,830,494)
                                          -----------        -----------                    -----------      -----------

Trust Share Transactions(a)
Proceeds from shares sold                   3,949,599          5,773,021                      5,872,633       11,599,460
Value of distributions reinvested           4,259,486          3,666,317                      5,891,199        1,830,494
Cost of shares redeemed                    (1,444,973)        (3,584,533)                      (730,986)      (1,630,236)
                                          -----------        -----------                    -----------      -----------
Net increase from trust share
transactions                                6,764,112          5,854,805                     11,032,846       11,799,718
                                          -----------        -----------                    -----------      -----------
Net increase (decrease) in net assets       4,978,099          7,579,583                     12,512,601       16,943,052

Net Assets
Beginning of period                        49,473,544         41,893,961                     57,954,614       41,011,562
                                          -----------        -----------                    -----------      -----------
End of period+                            $54,451,643        $49,473,544                    $70,467,215      $57,954,614
                                          ===========        ===========                    ===========      ===========
+Includes undistributed net investment
income of                                 $ 2,225,591        $ 4,253,066                    $   526,742      $   611,224
                                          ===========        ===========                    ===========      ===========

(a)Trust Shares Issued and Redeemed
Sold                                          347,203            508,596                        356,445          722,385
Issued for distributions reinvested           381,332            334,213                        375,475          118,709
Redeemed                                     (126,580)          (317,951)                       (43,692)        (101,516)
                                          -----------        -----------                    -----------      -----------
Net increase in trust
shares outstanding                            601,955            524,858                        688,228          739,578
                                          ===========        ===========                    ===========      ===========


-------------------------------------------------------------------------------------------------------------------------
                                                                                                       TARGET
                                                 INVESTMENT GRADE                                    MATURITY 2007
                                          -----------------------------                       ---------------------------
                                            1/1/97 to                                         1/1/97 to
                                              6/30/97              1996                         6/30/97              1996
-------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                     $   526,900        $ 1,037,959                    $   467,720      $   741,356
Net realized gain (loss) on
investments and
foreign currency transactions                 (34,574)            18,857                         (6,271)        (111,154)
Net unrealized appreciation
(depreciation) of
investments and translation of
assets in
foreign currencies                            (21,594)           623,436)                      (183,740)        (665,288)
                                          -----------        -----------                    -----------      -----------
Net increase (decrease) in
 net assets resulting
from operations                               470,732            433,380                        277,709          (35,086)
                                          -----------        -----------                    -----------      -----------
Distributions to Shareholders:
Net investment income                      (1,040,935)          (936,444)                      (745,064)        (209,644)
Net realized gain on investments                   --                 --                             --          (42,790)
                                          -----------        -----------                    -----------      -----------
Total distributions                        (1,040,935)          (936,444)                      (745,064)        (252,434)
                                          -----------        -----------                    -----------      -----------

Trust Share Transactions(a)
Proceeds from shares sold                     761,433          2,104,756                      2,214,097        5,404,920
Value of distributions reinvested           1,040,935            936,445                        745,064          252,433
Cost of shares redeemed                    (1,349,034)        (2,410,432)                      (563,972)        (582,920)
                                          -----------        -----------                    -----------      -----------
Net increase from trust share
transactions                                  453,334            630,769                      2,395,189        5,074,433
                                          -----------        -----------                    -----------      -----------

Net increase (decrease) in net assets        (116,869)           127,705                      1,927,834        4,786,913

Net Assets
Beginning of period                        16,389,576         16,261,871                     14,646,660        9,859,747
                                          -----------        -----------                    -----------      -----------
End of period+                            $16,272,707        $16,389,576                    $16,574,494      $14,646,660
                                          ===========        ===========                    ===========      ===========
+Includes undistributed net investment
income of                                 $   523,725        $ 1,037,760                    $   463,700      $   741,044
                                          ===========        ===========                    ===========      ===========

(a)Trust Shares Issued and Redeemed
Sold                                           69,749            189,792                        195,300          477,864
Issued for distributions reinvested            97,648             85,991                         67,550           22,399
Redeemed                                     (122,593)          (218,491)                       (50,883)         (53,374)
                                          -----------        -----------                    -----------      -----------

Net increase in trust
shares outstanding                             44,804             57,292                        211,967          446,889
                                          ===========        ===========                    ===========      ===========


----------------------------------------------------------------------------------------------------------------
                                                        TARGET                                 UTILITIES
                                                    MATURITY 2010                               INCOME
                                           -----------------------------             ---------------------------
                                           1/1/97 to         4/30/96* to             1/1/97 to
                                             6/30/97            12/31/96               6/30/97              1996
----------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
 from Operations
Net investment income                     $   87,941          $   50,304          $   406,910        $   693,324
Net realized gain on investments               3,786                  --              379,007            634,751
Net unrealized appreciation
(depreciation)
of investments                               (40,397)             91,449              557,656            694,844
                                         -----------         -----------          -----------        -----------
Net increase in net assets resulting
from operations.                              51,330             141,753            1,343,573          2,022,919
                                         -----------         -----------          -----------        -----------
Distributions to Shareholders:
Net investment income                        (51,235)                 --             (692,647)          (382,098)
Net realized gain on investments                  --                  --             (517,046)                --
                                         -----------         -----------          -----------        -----------
Total distributions                          (51,235)                 --           (1,209,693)          (382,098)
                                         ===========         ===========          ===========        ===========
Trust Share Transactions(a)
Proceeds from shares sold                  1,644,832           1,653,022            2,231,400          8,211,784
Value of distributions reinvested             51,235                  --            1,209,693            382,099
Cost of shares redeemed                     (542,602)                 --             (692,736)          (825,061)
                                         -----------         -----------          -----------        -----------
Net increase from trust share
transactions                               1,153,465           1,653,022            2,748,357          7,768,822
                                         -----------         -----------          -----------        -----------
Net increase in net assets                 1,153,560           1,794,775            2,882,237          9,409,643
Net Assets
Beginning of period                        2,194,775             400,000**         24,107,978         14,698,335
                                         -----------         -----------          -----------        -----------
End of period+                            $3,348,335          $2,194,775          $26,990,215        $24,107,978
                                         ===========         ===========          ===========        ===========
+Includes undistributed net
investment income of                      $   87,010          $   50,304          $   406,289        $   692,026
                                         ===========         ===========          ===========        ===========

(a)Trust Shares Issued and Redeemed
Sold                                         151,107            156,734               182,882            701,601
Issued for distributions reinvested            4,766                 --               100,723             33,459
Redeemed                                     (50,524)                --               (56,636)           (69,947)
                                         -----------         -----------          -----------        -----------
Net increase in trust
shares outstanding                           105,349            156,734               226,969            665,113
                                         ===========        ===========           ===========        ===========
 * Commencement of operations
** See Note 6

  See notes to financial statements




Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUND

1. Significant Accounting Policies--The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund operates as a series fund, issuing shares of beneficial interest in the Blue Chip, Cash Management, Discovery, Government, Growth, High Yield, International Securities, Investment Grade, Target Maturity 2007, Target Maturity 2010 and Utilities Income Funds and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund is as follows:

Blue Chip Fund seeks high total investment return consistent with the preservation of capital.

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Discovery Fund seeks long-term capital appreciation, without regard to dividend or interest income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth Fund seeks long-term capital appreciation.

High Yield Fund seeks to earn a high level of current income. Consistent with that objective, the Fund will also seek growth of capital as a secondary objective.

International Securities Fund seeks long-term capital growth. As a secondary objective, the Fund seeks to earn a reasonable level of current income.

Investment Grade Fund seeks a maximum level of income consistent with investment in investment grade debt securities.

Target Maturity 2007 Fund and Target Maturity 2010 Fund seek to provide a predictable compounded investment return for investors who hold their Fund shares until the Fund's maturity, consistent with the preservation of capital.

Utilities Income Fund seeks high current income. Long-term capital appreciation is a secondary objective.

A. Security Valuation--A security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter markets are valued at the mean between the last bid and asked prices. For the High Yield and Investment Grade Funds, each security traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter) is valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. The Government, High Yield, International Securities, Investment Grade, Target Maturity 2007 and Target Maturity 2010 Funds use prices provided by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Securities for which market quotations are not readily available and any other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the trustees of the Fund.

The investments in the Cash Management Fund are valued at cost plus accretion of discount or amortization of premium.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes. At June 30, 1997, capital loss carryovers were as follows:



                                                       Year Capital Loss Carryovers Expire
                                        ----------------------------------------------------------------
Fund                              Total         1998         1999         2002         2003         2004
------                         --------     --------     --------     --------     --------     --------
GOVERNMENT                   $  685,837    $      --    $      --     $457,817     $     --     $228,020
HIGH YIELD                    1,679,725      625,685      355,926      106,914      147,796      443,404
INVESTMENT GRADE.                64,491           --           --       28,682       35,809           --
TARGET MATURITY 2007             90,462           --           --           --           --       90,462


C. Foreign Currency Translations--For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the daily rate of exchange. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The International Securities Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain from foreign currency related transactions includes gains and losses arising from the sales of foreign currency, and gains and losses on accrued dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized gains are declared and paid annually on all Funds except for the Cash Management Fund which declares daily and pays monthly. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, capital loss carryforwards and deferral of wash sales.

E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Life Series Fund are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

G. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined and gains and losses are based, on the identified cost basis for securities and the amortized cost basis for short-term securities, for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Shares of stock received in lieu of cash dividends on certain preferred stock holdings are recognized as dividend income and recorded at the market value of the shares received. During the six months ended June 30, 1997, the High Yield Fund recognized $56,675 of dividend income from these taxable "pay in kind" distributions. Interest income and estimated expenses are accrued daily.

The Bank of New York, Custodian for all the Funds, except the International Securities Fund, has provided credits in the amount of $31,108 against custodian charges based on the uninvested cash balances of the Funds.

2. Trust Shares--The Declaration of Trust permits the issuance of an unlimited number of shares of beneficial interest, of one or more Funds. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts sold by First Investors Life Insurance Company.

3. Purchases and Sales of Securities--For the six months ended June 30, 1997, purchases and sales of securities and long-term U.S. Government obligations, excluding foreign currencies, short-term corporate notes and repurchase agreements were as follows:



                                                                                       Long-Term
                                        Securities                            U.S. Government Obligations
                                ------------------------                      ---------------------------
                                     Cost of     Proceeds                        Cost of         Proceeds
Fund                               Purchases     of Sales                      Purchases         of Sales
------                          ------------   ----------                     ----------     ------------
BLUE CHIP                        $48,935,417  $36,973,833                      $      --     $        --
DISCOVERY                         34,123,811   32,820,052                             --              --
GOVERNMENT                                --           --                      5,611,599       5,192,393
GROWTH                            20,091,512   11,075,328                             --              --
HIGH YIELD                        14,141,947    7,348,971                             --              --
INTERNATIONAL SECURITIES          28,320,545   23,648,180                             --              --
INVESTMENT GRADE                   2,633,867    1,940,648                        955,311       1,508,578
TARGET MATURITY 2007                      --           --                      1,479,132          47,424
TARGET MATURITY 2010                      --           --                      1,218,081         436,159
UTILITIES INCOME                   9,684,423    8,261,958                             --              --






At June 30, 1997, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:


                                                 Gross            Gross     Net Unrealized
                            Aggregate       Unrealized       Unrealized       Appreciation
Fund                             Cost     Appreciation     Depreciation      (Depreciation)
------                   ------------     ------------     ------------     --------------
BLUE CHIP                 $95,509,582      $34,687,438      $   840,070        $33,847,368
CASH MANAGEMENT             4,524,399               --               --                 --
DISCOVERY                  70,703,008       16,372,389        3,336,812         13,035,577
GOVERNMENT                  8,775,917           84,920            5,897             79,023
GROWTH                     75,063,969       29,211,756          417,435         28,794,321
HIGH YIELD                 51,712,111        2,910,936          297,962          2,612,974
INTERNATIONAL SECURITIES   58,973,925       13,100,137        2,014,619         11,085,518
INVESTMENT GRADE           15,799,224          206,172          191,841             14,331
TARGET MATURITY 2007       16,245,280            8,097          153,763           (145,666)
TARGET MATURITY 2010        3,056,201           54,474            3,422             51,052
UTILITIES INCOME           22,290,796        3,420,152          101,804          3,318,348


4. Rule 144A Securities--Under Rule 144A, certain restricted securities are exempt from the registra tion requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 1997, the Blue Chip, Discovery and High Yield Funds held one, one and sixteen 144A securities, respectively, with aggregate values of $559,329, $808,535 and $9,506,761, respectively. These securities represent .4%, 1.0% and 17.5%, of the respective Fund's net assets and are valued as set forth in Note 1A.

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and trustees of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO") and/or its transfer agent, Administrative Data Management Corp. Officers and trustees of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or First Investors Corporation.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 1997, total advisory fees were $1,734,916 of which $54,061 was waived by the investment adviser. In addition, $34,366 of expenses were assumed by FIMCO.

Wellington Management Company serves as investment subadviser to the Growth Fund and the International Securities Fund. The subadviser is paid by FIMCO and not by the Funds.

6. Commencement of Operations--Target Maturity 2010 Fund commenced operations in April 1996 following the sale of 40,000 shares of beneficial interest to First Investors Life Insurance Company for
$400,000.

7. Concentration of Credit Risk--The High Yield Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated, fixed income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Utilities Income Fund invests in securities issued by companies primarily engaged in the public utilities industry. As a result, there are certain credit risks which may subject the Fund more significantly to economic changes occurring in the public utilities industry.




Financial Highlights
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                                                            PER SHARE DATA
                           --------------------------------------------------------------------------------
                                          Income from Investment Operations        Less Distributions from
                                       ----------------------------------------  --------------------------
                           Net Asset                           Net
                               Value                  Realized and
                            --------           Net      Unrealized  Total from           Net           Net
                           Beginning    Investment  Gain (Loss) on  Investment    Investment      Realized
                           of Period        Income     Investments  Operations        Income          Gain
-----------------------------------------------------------------------------------------------------------

BLUE CHIP
1992                           $12.62         $.16            $.67        $.83          $.21          $ --
1993                            13.24          .15             .97        1.12           .15            --
1994                            14.21          .18            (.39)       (.21)          .08           .17
1995                            13.75          .26            4.11        4.37           .19           .95
1996                            16.98          .22            3.31        3.53           .25           .49
1/1/97 to 6/30/97               19.77          .10            3.09        3.19           .22           .91

CASH MANAGEMENT
1992                             1.00         .029              --        .029          .029            --
1993                             1.00         .027              --        .027          .027            --
1994                             1.00         .037              --        .037          .037            --
1995                             1.00         .054              --        .054          .054            --
1996                             1.00         .049              --        .049          .049            --
1/1/97 to 6/30/97                1.00         .024              --        .024          .024            --

DISCOVERY
1992                            16.02           --            2.51        2.51           .03           .15
1993                            18.35           --            3.92        3.92            --           .91
1994                            21.36          .06            (.62)       (.56)           --           .94
1995                            19.86          .11            4.62        4.73           .06          1.26
1996                            23.27          .13            2.66        2.79           .11           .89
1/1/97 to 6/30/97               25.06          .04            1.94        1.98           .14          1.16

GOVERNMENT
1/7/92* to 12/31/92             10.00          .47             .51         .98           .33            --
1993                            10.65          .64             .02         .66           .70           .19
1994                            10.42          .79           (1.21)       (.42)          .25           .05
1995                             9.70          .66             .78        1.44           .62            --
1996                            10.52          .68            (.33)        .35           .68            --
1/1/97 to 6/30/97               10.19          .35            (.02)        .33           .69            --

GROWTH
1992                            16.71          .08            1.41        1.49           .18          1.38
1993                            16.64          .07             .93        1.00           .09           .10
1994                            17.45          .09            (.60)       (.51)           --           .21
1995                            16.73          .18            3.94        4.12           .09           .29
1996                            20.47          .18            4.68        4.86           .18           .59
1/1/97 to 6/30/97               24.56          .07            4.03        4.10           .18          1.86



Financial Highlights (Continued)
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                                PER SHARE DATA                                    RATIOS/SUPPLEMENTAL DATA
                       ----------------------------  -----------------------------------------------------
                                                                               Ratio to Average Net Assets+
                                         Net Asset                            ----------------------------
                                             Value                   Net Assets                        Net
                                          --------         Total         End of                 Investment
                               Total        End of        Return++       Period     Expenses        Income
                       Distributions        Period            (%) (in thousands)          (%)           (%)
----------------------------------------------------------------------------------------------------------
BLUE CHIP
1992                            $.21        $13.24          6.67        $23,765          .79          1.66
1993                             .15         14.21          8.51         34,030          .88          1.27
1994                             .25         13.75         (1.45)        41,424          .88          1.49
1995                            1.14         16.98         34.00         66,900          .86          1.91
1996                             .74         19.77         21.52        100,078          .84          1.39
1/1/97 to 6/30/97               1.13         21.83         16.67        129,489          .82(a)       1.11(a)

CASH MANAGEMENT
1992                            .029          1.00          3.02          8,341          .79          2.99
1993                            .027          1.00          2.70          4,243          .60          2.67
1994                            .037          1.00          3.77          3,929          .60          3.69
1995                            .054          1.00          5.51          4,162          .60          5.36
1996                            .049          1.00          5.00          4,297          .60          4.89
1/1/97 to 6/30/97               .024          1.00          2.47          4,545          .63(a)       4.89(a)

DISCOVERY
1992                             .18         18.35         15.74         10,527          .91           .02
1993                             .91         21.36         22.20         21,221          .87          (.03)
1994                             .94         19.86         (2.53)        30,244          .88           .36
1995                            1.32         23.27         25.23         50,900          .87           .63
1996                            1.00         25.06         12.48         70,899          .85           .63
1/1/97 to 6/30/97               1.30         25.74          8.30         83,962          .84(a)        .38(a)

GOVERNMENT
1/7/92* to 12/31/92              .33         10.65          9.95(a)       5,064          .03(a)       6.64(a)
1993                             .89         10.42          6.35          8,234          .35          6.60
1994                             .30          9.70         (4.10)         7,878          .35          6.74
1995                             .62         10.52         15.63          9,500          .40          6.79
1996                             .68         10.19          3.59          9,024          .60          6.75
1/1/97 to 6/30/97                .69          9.83          3.36          8,973          .60(a)       6.93(a)

GROWTH
1992                            1.56         16.64          9.78         16,385          .76           .75
1993                             .19         17.45          6.00         25,658          .91           .43
1994                             .21         16.73         (2.87)        32,797          .90           .60
1995                             .38         20.47         25.12         51,171          .88          1.11
1996                             .77         24.56         24.45         78,806          .85           .92
1/1/97 to 6/30/97               2.04         26.62         17.70        104,188          .82(a)        .70(a)



Financial Highlights (Continued)
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                         RATIOS/SUPPLEMENTAL DATA
                       -----------------------------------------------------
                Ratio to Average Net Assets Before
                        Expenses Waived or Assumed
                      ----------------------------
                                               Net     Portfolio
                                        Investment      Turnover     Average
                           Expenses         Income          Rate  Commission
                                 (%)            (%)           (%)       Rate+++
----------------------------------------------------------------------------
BLUE CHIP
1992                            .86           1.60            40      $   --
1993                            N/A            N/A            37          --
1994                            N/A            N/A            82          --
1995                            N/A            N/A            26          --
1996                            N/A            N/A            45       .0692
1/1/97 to 6/30/97               N/A            N/A            37       .0667

CASH MANAGEMENT
1992                            .98           2.81           N/A          --
1993                           1.05           2.22           N/A          --
1994                           1.04           3.25           N/A          --
1995                           1.10           4.87           N/A          --
1996                           1.11           4.38           N/A          --
1/1/97 to 6/30/97              1.04(a)        4.48(a)        N/A          --

DISCOVERY
1992                           1.05           (.12)           91          --
1993                            N/A            N/A            69          --
1994                            N/A            N/A            53          --
1995                            N/A            N/A            78          --
1996                            N/A            N/A            98       .0689
1/1/97 to 6/30/97               N/A            N/A            52       .0657

GOVERNMENT
1/7/92* to 12/31/92             .89(a)        5.79(a)        301          --
1993                            .84           6.11           525          --
1994                            .90           6.19           457          --
1995                            .93           6.26           198          --
1996                            .94           6.41           199          --
1/1/97 to 6/30/97               .92(a)        6.61(a)         60          --

GROWTH
1992                           1.20            .30            45          --
1993                            N/A            N/A            51          --
1994                            N/A            N/A            40          --
1995                            N/A            N/A            64          --
1996                            N/A            N/A            49       .0485
1/1/97 to 6/30/97               N/A            N/A            13       .0467




Financial Highlights (Continued)
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                                                            PER SHARE DATA
                           --------------------------------------------------------------------------------
                                          Income from Investment Operations        Less Distributions from
                                       ----------------------------------------  --------------------------
                           Net Asset                           Net
                               Value                  Realized and
                            --------           Net      Unrealized  Total from           Net           Net
                           Beginning    Investment  Gain (Loss) on  Investment    Investment      Realized
                           of Period        Income     Investments  Operations        Income          Gain
-----------------------------------------------------------------------------------------------------------
HIGH YIELD
1992                          $10.81         $1.11             .21       $1.32         $1.69          $ --
1993                           10.44           .96             .88        1.84          1.12            --
1994                           11.16           .87           (1.14)       (.27)          .31            --
1995                           10.58          1.00             .95        1.95           .96            --
1996                           11.57          1.02             .35        1.37          1.01            --
1/1/97 to 6/30/97              11.93           .46             .10         .56          1.02            --

INTERNATIONAL SECURITIES
1992                           11.87           .15            (.28)       (.13)          .15           .22
1993                           11.37           .10            2.41        2.51           .14            --
1994                           13.74           .14            (.32)       (.18)          .05            --
1995                           13.51           .19            2.25        2.44           .12           .25
1996                           15.58           .18            2.12        2.30           .19           .50
1/1/97 to 6/30/97              17.19           .14            1.75        1.89           .20          1.52

INVESTMENT GRADE
1/7/92* to 12/31/92            10.00           .43             .44         .87           .34            --
1993                           10.53           .65             .49        1.14           .71           .01
1994                           10.95           .67           (1.06)       (.39)          .16           .09
1995                           10.31           .67            1.28        1.95           .53            --
1996                           11.73           .72            (.42)        .30           .67            --
1/1/97 to 6/30/97              11.36           .37            (.05)        .32           .74            --

TARGET MATURITY 2007
4/26/95* to 12/31/95           10.00           .26            2.00        2.26            --            --
1996                           12.26           .56            (.83)       (.27)          .23           .05
1/1/97 to 6/30/97              11.71           .29            (.10)        .19           .57            --

TARGET MATURITY 2010
4/30/96* to 12/31/96           10.00           .26             .90        1.16            --            --
1/1/97 to 6/30/97              11.16           .23            (.11)        .12           .20            --



Financial Highlights (Continued)
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                                PER SHARE DATA                                    RATIOS/SUPPLEMENTAL DATA
                       ----------------------------  -----------------------------------------------------
                                                                               Ratio to Average Net Assets+
                                         Net Asset                            ----------------------------
                                             Value                   Net Assets                        Net
                                          --------         Total         End of                 Investment
                               Total        End of        Return++       Period     Expenses        Income
                       Distributions        Period            (%) (in thousands)          (%)           (%)
----------------------------------------------------------------------------------------------------------
HIGH YIELD
1992                           $1.69        $10.44         13.15        $24,540          .91        10.48
1993                            1.12         11.16         18.16         30,593          .91         9.49
1994                             .31         10.58         (1.56)        32,285          .88         9.43
1995                             .96         11.57         19.82         41,894          .87         9.86
1996                            1.01         11.93         12.56         49,474          .85         9.43
1/1/97 to 6/30/97               1.02         11.47          4.88         54,452          .83(a)      8.67(a)

INTERNATIONAL SECURITIES
1992                             .37         11.37         (1.13)        12,246         1.03         1.55
1993                             .14         13.74         22.17         21,009         1.14          .97
1994                             .05         13.51         (1.29)        31,308         1.03         1.22
1995                             .37         15.58         18.70         41,012         1.02         1.42
1996                             .69         17.19         15.23         57,955         1.12         1.25
1/1/97 to 6/30/97               1.72         17.36         12.00         70,467         1.08(a)      1.89(a)

INVESTMENT GRADE
1/7/92* to 12/31/92              .34         10.53       8.91(a)          4,707          .23(a)      6.16(a)
1993                             .72         10.95         10.93         10,210          .35         6.32
1994                             .25         10.31         (3.53)        11,602          .37         6.61
1995                             .53         11.73         19.69         16,262          .51         6.80
1996                             .67         11.36          2.84         16,390          .60         6.47
1/1/97 to 6/30/97                .74         10.94          2.94         16,273          .60(a)      6.52(a)

TARGET MATURITY 2007
4/26/95* to 12/31/95              --         12.26         22.60          9,860          .04(a)      6.25(a)
1996                             .28         11.71         (2.16)        14,647          .60         6.05
1/1/97 to 6/30/97                .57         11.33          1.71         16,574          .60(a)      6.10(a)

TARGET MATURITY 2010
4/30/96* to 12/31/96              --         11.16         11.60          2,195          .60(a)      6.05(a)
1/1/97 to 6/30/97                .20         11.08          1.08          3,348          .60(a)      6.18(a)



Financial Highlights (Continued)
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                         RATIOS/SUPPLEMENTAL DATA
                       -----------------------------------------------------
                Ratio to Average Net Assets Before
                        Expenses Waived or Assumed
                      ----------------------------
                                               Net     Portfolio
                                        Investment      Turnover     Average
                           Expenses         Income          Rate  Commission
                                 (%)            (%)           (%)       Rate+++
----------------------------------------------------------------------------
HIGH YIELD
1992                            .96          10.43            84      $   --
1993                            N/A            N/A            96          --
1994                            N/A            N/A            50          --
1995                            N/A            N/A            57          --
1996                            N/A            N/A            34          --
1/1/97 to 6/30/97               N/A            N/A            15          --

INTERNATIONAL SECURITIES
1992                           1.38           1.20            36          --
1993                            N/A            N/A            37          --
1994                            N/A            N/A            36          --
1995                            N/A            N/A            45          --
1996                            N/A            N/A            67       .0093
1/1/97 to 6/30/97               N/A            N/A            41       .0036

INVESTMENT GRADE
1/7/92* to 12/31/92             .93(a)        5.46(a)         72          --
1993                            .85           5.82            64          --
1994                            .92           6.06            15          --
1995                            .91           6.40            26          --
1996                            .88           6.19            19          --
1/1/97 to 6/30/97               .85(a)        6.27(a)         23          --

TARGET MATURITY 2007
4/26/95* to 12/31/95            .87(a)        5.42(a)         28          --
1996                            .82           5.83            13          --
1/1/97 to 6/30/97               .84(a)        5.87(a)          0          --

TARGET MATURITY 2010
4/30/96* to 12/31/96            .98(a)        5.67(a)          0          --
1/1/97 to 6/30/97               .89(a)        5.89(a)         17          --




Financial Highlights (Continued)
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                                                            PER SHARE DATA
                           --------------------------------------------------------------------------------
                                          Income from Investment Operations        Less Distributions from
                                       ----------------------------------------  --------------------------
                           Net Asset                           Net
                               Value                  Realized and
                            --------           Net      Unrealized  Total from           Net           Net
                           Beginning    Investment  Gain (Loss) on  Investment    Investment      Realized
                           of Period        Income     Investments  Operations        Income          Gain
-----------------------------------------------------------------------------------------------------------
UTILITIES INCOME
11/15/93* to 12/31/93         $10.00          $.01           ($.07)      ($.06)         $ --          $ --
1994                            9.94           .24            (.96)       (.72)          .03            --
1995                            9.19           .28            2.46        2.74           .19            --
1996                           11.74           .32             .78        1.10           .27            --
1/1/97 to 6/30/97              12.57           .18             .47         .65           .36           .27



Financial Highlights (Continued)
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                                PER SHARE DATA                                    RATIOS/SUPPLEMENTAL DATA
                       ----------------------------  -----------------------------------------------------
                                                                               Ratio to Average Net Assets+
                                         Net Asset                            ----------------------------
                                             Value                   Net Assets                        Net
                                          --------         Total         End of                 Investment
                               Total        End of        Return++       Period     Expenses        Income
                       Distributions        Period            (%) (in thousands)          (%)           (%)
----------------------------------------------------------------------------------------------------------
UTILITIES INCOME
11/15/93* to 12/31/93           $ --         $9.94         (4.66)(a)       $494           --          1.46(a)
1994                             .03          9.19         (7.24)         4,720          .17          4.13
1995                             .19         11.74         30.26         14,698          .41          4.23
1996                             .27         12.57          9.57         24,108          .60          3.48
1/1/97 to 6/30/97                .63         12.59          5.33         26,990          .63(a)       3.26(a)



Financial Highlights (Continued)
FIRST INVESTORS LIFE SERIES FUND

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                         RATIOS/SUPPLEMENTAL DATA
                       -----------------------------------------------------
                Ratio to Average Net Assets Before
                        Expenses Waived or Assumed
                      ----------------------------
                                               Net     Portfolio
                                        Investment      Turnover     Average
                           Expenses         Income          Rate  Commission
                                 (%)            (%)           (%)       Rate+++
----------------------------------------------------------------------------
UTILITIES INCOME
11/15/93* to 12/31/93          3.99(a)       (2.52)(a)         0      $   --
1994                            .95           3.35            31          --
1995                            .91           3.73            17          --
1996                            .86           3.22            45       .0707
1/1/97 to 6/30/97               .85(a)        3.04(a)         36       .0685

*   Commencement of operations
+   Some or all expenses have been waived or assumed by the investment adviser from commencement of operations through June 30, 1997 (Note 5).
++  the effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
+++ Average commission rate (per share of security) as required by amended disclosure requirements effective in fiscal year 1996.
(a) Annualized

See notes to financial statements




Independent Auditor's Report

To the Shareholders and Trustees of
First Investors Life Series Fund

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the eleven Funds comprising First Investors Life Series Fund as of June 30, 1997, the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996, and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the eleven Funds comprising First
Investors Life Series Fund as of June 30, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                    Tait, Weller & Baker
Philadelphia, Pennsylvania
July 31, 1997



FIRST INVESTORS LIFE SERIES FUND

Trustees
----------------------------

James J. Coy (Emeritus)
Roger L. Grayson
Glenn O. Head
Kathryn S. Head
Rex R. Reed
Herbert Rubinstein
Nancy S. Schaenen
James M. Srygley
John T. Sullivan
Robert F. Wentworth

Officers
----------------------------

Glenn O. Head
President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

Shareholder Information
----------------------------

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Subadviser (Growth Fund and International
Securities Fund Only)
Wellington Management Company
75 State Street
Boston, MA 02109

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Custodian (International Securities Fund Only)
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.